UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03459

Penn Series Funds, Inc.

(Exact name of registrant as specified in charter)

600 Dresher Road
Horsham, PA 19044

(Address of principal executive offices) (Zip code)

J. Clay Luby
Penn Series Funds, Inc.
600 Dresher Road
Horsham, PA 19044

(Name and address of agent for service)

Registrant’s telephone number, including area code: (215) 956-8208

Date of fiscal year end: December 31, 2004

Date of reporting period: September 30, 2004

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedules of Investments are attached herewith.

PENN SERIES FUNDS, INC.
SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2004 (UNAUDITED)
THE MONEY MARKET FUND

	Par	Value
	(000)	(000)
COMMERCIAL PAPER — 34.4%
Banking — 3.8%
Royal Bank of Scotland Group Plc
1.760%, 11/03/04	2,100	$2,097
1.770%, 10/25/04	575	574
Societe Generale
1.730%, 10/18/04	900	899

		3,570

Chemicals — 0.4%
Du Pont (E.I.) De Nemours and Co.
1.740%, 10/20/04	417	417

Finance — 17.9%
American Honda Finance
1.590%, 10/04/04	1,000	1,000
1.740%, 11/09/04	1,800	1,797
Caterpillar Financial Services
1.730%, 10/12/04	1,200	1,200
General Electric Capital Corp.
1.750%, 10/20/04	2,000	1,998
1.760%, 11/09/04	1,000	998
UBS Finance
1.740%, 10/05/04	3,700	3,699
1.880%, 10/01/04	6,300	6,300

		16,992

Insurance — 3.9%
Mass Mutual LLC
1.750%, 10/18/04	3,700	3,697

Pharmaceuticals — 1.9%
Bristol-Myers Squibb Co.
1.750%, 10/12/04	1,000	999
1.770%, 10/14/04	800	800

		1,799

Retail — 1.0%
Wal-Mart Stores, Inc.
1.730%, 10/18/04	1,000	999

Special Purpose Entity — 3.6%
Private Expo
1.830%, 01/05/05	3,400	3,383

Telecommunications — 1.9%
BellSouth Corp.
1.740%, 10/25/04	1,800	1,798

TOTAL COMMERCIAL PAPER (Cost $32,655)		32,655

CORPORATE BONDS — 46.5%
Aerospace & Defense — 4.0%
United Technologies Corp.
6.625%, 11/15/04	3,808	3,830

Banking — 8.6%
Abbey National First Capital
8.200%, 10/15/04	750	752
Bank of America Corp.
1.913%, 10/22/04	3,450	3,450
6.875%, 02/15/05	386	394
Bank of New York Co., Inc.
8.500%, 12/15/04	625	634
Barclays Bank New York
1.653%, 11/08/04	1,600	1,600
Crestar Financial Corp.
8.750%, 11/15/04	458	462
International Bank for Reconstruction
4.000%, 01/10/05	100	101
U.S. Bancorp
6.875%, 12/01/04	400	403
Wachovia Corp.
6.625%, 03/15/05	150	153
7.700%, 02/15/05	80	82

		8,031

Chemicals — 0.2%
Du Pont (E.I.) De Nemours and Co.
6.750%, 10/15/04	205	205

Computers & Office Equipment — 1.2%
Pitney Bowes, Inc.
2.230%, 12/21/04	850	851
5.950%, 02/01/05	300	304

		1,155

Cosmetics & Toiletries — 1.9%
Avon Products, Inc.
6.900%, 11/15/04	180	181
Gillette Co.
3.750%, 12/01/04	175	176
Procter & Gamble Co.
4.000%, 04/30/05	100	101
6.600%, 12/15/04	1,325	1,338

		1,796

Diversified Operations — 0.3%
Leggett & Platt, Inc.
7.650%, 02/15/05	310	317

Energy Resources & Services — 1.0%
Amoco Canada Energy Co.
6.750%, 02/15/05	278	284
Amoco Co.
6.250%, 10/15/04	495	496
Emerson Electric Co.
7.875%, 06/01/05	130	134

		914

Finance — 20.7%
American Express Credit Corp.
4.250%, 02/07/05	225	227
Ameritech Capital Funding
6.300%, 10/15/04	225	225
Citigroup, Inc.
6.100%, 01/15/05	2,020	2,043
6.200%, 05/16/05	125	128
6.250%, 01/15/05	667	676
6.375%, 10/01/04	786	786
6.625%, 06/15/05	106	109
7.120%, 02/14/05	100	102
7.625%, 05/01/05	30	31
7.750%, 02/15/05	100	102

PENN SERIES FUNDS, INC.
SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2004 (UNAUDITED) (Continued)
THE MONEY MARKET FUND

	Par	Value
Finance - (continued)	(000)	(000)
7.750%, 03/01/05	68	$70
8.180%, 02/15/05	27	28
8.580%, 11/23/04	250	253
9.000%, 02/15/05	10	10
Bear Stearns Cos., Inc.
2.425%, 10/22/04	2,500	2,501
6.625%, 10/01/04	575	575
6.650%, 12/01/04	796	803
7.625%, 02/01/05	130	132
Boatmen’s Bancshares, Inc.
7.625%, 10/01/04	20	20
Caterpillar Financial Services Corp.
1.950%, 01/31/05	275	275
2.250%, 10/15/04	20	20
4.250%, 02/15/05	50	50
4.750%, 04/15/05	30	30
6.600%, 12/15/04	233	235
JPMorgan Chase & Co.
6.750%, 12/01/04	22	22
7.125%, 03/01/05	897	916
Chevron Trust Fund
8.110%, 12/01/04	32	32
ChevronTexaco Corp.
6.625%, 10/01/04	103	103
General Electric Capital Corp.
7.250%, 02/01/05	172	175
7.875%, 11/22/04	75	76
8.850%, 04/01/05	74	77
Goldman Sachs Group, Inc.
6.625%, 12/01/04	300	302
7.500%, 01/28/05	308	313
Household Finance Corp.
3.400%, 12/15/04	100	100
7.400%, 11/15/04	284	286
8.250%, 02/15/05	239	244
HSBC Bank Plc
8.625%, 12/15/04	273	277
International Lease Finance Corp.
4.750%, 01/18/05	275	277
5.540%, 03/21/05	175	178
8.375%, 12/15/04	100	102
Merrill Lynch & Co., Inc.
6.000%, 11/15/04	1,135	1,142
CIT Group, Inc.
6.875%, 02/16/05	1,415	1,441
NYNEX Capital Funding
8.750%, 12/01/04	220	224
Pacific Bell Corp.
6.250%, 03/01/05	384	390
Santander Financial Issuances
7.875%, 04/15/05	500	517
Toyota Motor Credit Corp.
1.693%, 12/06/04	3,000	3,000

		19,625

Insurance — 0.2%
Allstate Corp.
7.875%, 05/01/05	209	217

Oil & Gas — 0.1%
Vastar Resources
8.750%, 02/01/05	100	$102

Pharmaceuticals — 2.5%
Abbott Laboratories
6.800%, 05/15/05	104	107
Merck & Co. Inc.
4.125%, 01/18/05	1,580	1,591
Pfizer, Inc.
3.625%, 11/01/04	674	675

		2,373

Real Estate — 0.5%
Security Capital Group
7.800%, 01/19/05	500	509

Restaurants — 1.5%
McDonald’s Corp.
4.150%, 02/15/05	550	555
7.800%, 10/01/04	891	891

		1,446

Retail — 0.4%
Target Corp.
7.500%, 02/15/05	378	386

Telecommunications — 3.4%
Verizon Communications, Inc.
6.400%, 02/15/05	357	363
SBC Communications, Inc.
7.500%, 04/26/05	100	103
Verizon Wireless Capital LLC
1.810%, 05/23/05	750	750
Vodafone Group Plc
7.625%, 02/15/05	1,993	2,036

		3,252

TOTAL CORPORATE BONDS (Cost $44,158)		44,158

MEDIUM TERM NOTES — 0.2%
Finance — 0.2%
Caterpillar Financial Services Corp.
4.000%, 10/15/04	30	30
Lehman Brothers Holdings, Inc.
7.750%, 01/15/05	125	127

TOTAL MEDIUM TERM NOTES (Cost $157)		157

AGENCY OBLIGATIONS — 7.4%
Federal National Mortgage Association
1.730%, 10/05/04	2,500	2,500
1.730%, 10/12/04	1,250	1,249
1.730%, 10/13/04	2,750	2,748
1.760%, 11/12/04	495	494

TOTAL AGENCY OBLIGATIONS (Cost $6,991)		6,991

PENN SERIES FUNDS, INC.
SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2004 (UNAUDITED) (Continued)
THE MONEY MARKET FUND

	Par	Value
	(000)	(000)
VARIABLE RATE DEMAND NOTES*** — 14.6%
Banking — 0.1%
Wachovia Corp.
2.230%, 12/15/04	100	$100

Finance — 0.2%
American Express Credit Corp.
1.899%, 10/18/04	100	100
Citigroup, Inc.
1.783%, 10/22/04	50	50

		150

Healthcare — 1.8%
Barton Healthcare, LLC
1.840%, 10/06/04	255	255
Fairview Hospital & Healthcare Services
1.840%, 10/07/04 .	400	400
St. Francis Healthcare Foundation
2.350%, 10/06/04 .	1,085	1,085

		1,740

Municipal Bonds — 10.4%
Berks County, PA, Industrial Development Authority
1.960%, 10/06/04 .	455	455
Bloomfield, NM
1.840%, 10/06/04 .	600	600
Columbia County, GA Development Authority
1.800%, 10/06/04 .	1,000	1,000
Espanola, NM
1.840%, 10/06/04 .	600	600
Harris County, TX, Sports Authority Special Revenue
1.860%, 10/07/04 .	2,200	2,200
Illinois Development Finance Authority
1.840%, 10/06/04 .	600	600
Montgomery County, PA Industrial Development Authority
1.960%, 10/06/04 .	745	745
New York, NY - Subseries-A-9
1.830%, 10/06/04 .	2,000	2,000
Philadelphia Authority-For Industrial Development-Marketplace
1.830%, 10/07/04 .	1,060	1,060
Silver City, NM
1.840%, 10/06/04 .	600	600

		9,860

Parking Facilities — 2.1%
Liliha Parking LP
2.350%, 10/06/04	1,960	1,960

TOTAL VARIABLE RATE DEMAND NOTES (Cost $13,810)		13,810

	Number
	Of Shares
SHORT-TERM INVESTMENTS — 0.2%
BlackRock Provident Institutional Funds-Tempfund	185,427	186
Evergreen Prime Cash Management Money Market Fund	1,412	1

TOTAL SHORT-TERM INVESTMENTS (Cost $187)		187

TOTAL INVESTMENTS -— 103.3% (Cost $97,958)		97,958
OTHER ASSETS IN EXCESS OF LIABILITES -— (3.3)%		(3,146)

NET ASSETS APPLICABLE TO 94,813,068 SHARES OF COMMON STOCK ISSUED AND OUTSTANDING — 100.0%		$94,812

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE		$1.00

·	The security is a taxable municipal issue enhanced by a bank letter of credit.

***	The rate shown is the rate as of September 30, 2004, and the maturity is the next interest readjustment date.

Maturity	Market	% of
Schedule	Value (000)	Portfolio	(Cumulative)
1 - 7 days	$30,820	31.4%	31.4%
8 - 14 days	7,525	7.7%	39.1%
15 - 30 days	16,384	16.7%	55.8%
31 - 60 days	13,889	14.2%	70.0%
61 - 90 days	8,598	8.8%	78.8%
91 - 120 days	9,020	9.2%	88.0%
121 - 150 days	7,609	7.8%	95.8%
over 150 days	4,113	4.2%	100.0%
			c
	$97,958	100.0%

Average Weighted Maturity — 43.92 days

PENN SERIES FUNDS, INC.
SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2004 (UNAUDITED)
THE QUALITY BOND FUND

	Par	Value
	(000)	(000)
CORPORATE BONDS — 11.0%
Automobiles & Related — 1.8%
Ford Motor Co. 7.450%, 07/16/31	1,000	$981
General Motors Acceptance Corp. 8.000%, 11/01/31	2,000	2,070

		3,051

Cable Operators — 0.8%
Tele-Communications, Inc. 9.875%, 06/15/22	1,000	1,361

Computer Services & Software — 0.6%
Electronic Data Systems Corp. 7.450%, 10/15/29	1,000	1,001

Consumer Products — 0.7%
Cendant Corp. 7.125%, 03/15/15	1,000	1,147

Diversified Operations — 0.5%
Bombadier, Inc. 144A @ 6.750%, 05/01/12	1,000	912

Finance — 0.7%
CIT Group, Inc. 7.750%, 04/02/12	1,000	1,183

Oil & Gas — 1.9%
Nobel Energy 5.250%, 04/15/14	2,000	2,034
Tennessee Gas Pipeline Co. 8.375%, 06/15/32	1,000	1,070

		3,104

Paper & Related Products — 0.6%
Abitibi-Consolidated, Inc. 8.850%, 08/01/30	1,000	990

Photography Equipment & Supplies — 1.3%
Eastman Kodak Co. 7.250%, 11/15/13	1,000	1,102
Eastman Kodak Co. 6.375%, 06/15/06	1,000	1,052

		2,154

Telecommunications — 2.1%
AT&T Corp. 8.750%, 11/15/31	2,000	2,180
Sprint Capital Corp. 8.750%, 03/15/32	1,000	1,269

		3,449

TOTAL CORPORATE BONDS (Cost $16,752)		18,352

MEDIUM TERM NOTES — 0.6%
Finance — 0.6%
Citigroup, Inc. 7.750%, 02/15/05 (Cost $1,001)	1,000	1,019

U.S. TREASURY OBLIGATIONS — 15.5%
U.S. Treasury Bonds — 9.7% 5.375%, 02/15/31	15,100	$16,176

U.S. Treasury Inflation Indexed Notes — 5.3% 3.375%, 01/15/07	7,000	8,941

U.S. Treasury Notes — 0.5% 5.750%, 11/15/05	725	753

TOTAL U.S. TREASURY OBLIGATIONS (Cost $24,993)		25,870

AGENCY OBLIGATIONS — 57.2%
Federal Home Loan Bank — 15.2%
1.620%, 09/30/04	14,500	14,500
2.450%, 03/23/07	11,000	10,848

		25,348

Federal Home Loan Mortgage Corp. — 0.0%
5.500%**, 08/15/21++	1,035	73

Federal National Mortgage Association — 30.7%
2.625%, 10/01/07	10,000	9,833
3.500%, 04/01/34	5,771	5,709
5.000%, 10/25/32	11,500	11,378
5.500%**, 05/25/19++	6,793	475
6.000%, 03/01/33	5,413	5,610
6.500%, 01/01/28	212	223
6.500%, 04/01/28	157	165
6.500%, 01/01/29	240	253
6.500%, 01/01/29	190	199
6.500%, 01/01/29	180	190
6.500%, 08/01/29	39	41
6.500%, 02/01/31	191	201
6.500%, 05/01/31	238	250
6.500%, 06/01/31	35	37
6.500%, 08/01/31	22	23
6.500%, 09/01/31	94	98
6.500%, 11/01/31	233	245
6.500%, 11/01/31	326	342
6.500%, 02/01/32	169	177
6.500%, 04/01/32	103	108
6.500%, 04/01/32	133	139
6.500%, 04/01/32	214	225
6.500%, 06/01/32	209	219
6.500%, 08/01/32	126	133
6.500%, 08/01/32	177	186
6.500%, 08/01/32	212	223
6.500%, 11/01/32	131	137
6.500%, 01/01/33	551	578
6.500%, 02/01/33	635	666
6.500%, 06/01/33	1,826	1,917
7.000%, 05/01/29	319	339
7.000%, 03/01/30	401	426
7.000%, 02/01/31	365	387
7.000%, 02/01/32	308	327
7.000%, 05/01/32	414	439
7.000%, 05/01/32	440	467
7.000%, 05/01/32	196	208

PENN SERIES FUNDS, INC.
SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2004 (UNAUDITED) (Concluded)
THE QUALITY BOND FUND

	Par	Value
	(000)	(000)
Federal National Mortgage Association — (continued)
7.000%, 07/01/28	462	$491
7.000%, 07/01/31	289	306
7.000%, 08/01/31	346	367
7.000%, 08/01/31	334	354
7.000%, 09/01/31	320	340
7.000%, 12/01/32	6,490	6,885

		51,316

Government National Mortgage Association — 11.3%
5.500%, 10/14/28	17,500	17,729
9.000%, 11/15/30	37	41
9.000%, 11/15/30	129	143
9.000%, 11/15/30	85	95
9.000%, 10/15/30	287	318
9.000%, 10/15/30	68	76
9.000%, 11/15/30	20	22
9.000%, 10/15/30	462	512

		18,936

TOTAL AGENCY OBLIGATIONS (Cost $95,619)		95,673

COLLATERALIZED MORTGAGE OBLIGATIONS — 20.7%
Bank Of America Commercial Mortgage, Inc. 7.109%, 11/15/31	4,782	5,189
Conseco Finance Securitizations Corp. 5.790%, 05/01/33	4,000	4,112
6.850%, 03/15/32	59	59
7.470%, 02/01/32	2,743	2,820
7.620%, 05/01/31	1,995	2,049
7.730%, 04/01/32	915	922
GE Capital Commercial Mortgage Corp. 6.079%, 05/15/33	3,155	3,368
Green Tree Financial Corp. 5.760%, 11/01/18	432	438
6.060%, 06/01/30	123	123
6.080%, 12/01/30	473	483
7.330%, 04/01/31	3,424	3,553
LB-UBS Commercial Mortgage Trust 5.401%, 03/15/26	2,847	2,939
6.058%, 06/15/20	3,544	3,786
Morgan Stanley Capital I, Inc. 144A @ 6.950%, 12/10/07	805	830
PNC Mortgage Acceptance Corp. 5.910%, 03/12/34	2,791	2,962
7.520%, 07/15/08	1,016	1,110

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $34,818)		34,743

ASSET BACKED SECURITIES — 2.2%
Illinois Power Special Purpose Trust 5.380%, 06/25/07	1,368	1,387
Railcar Leasing L.L.C. 7.125%, 01/15/13	2,000	2,230

TOTAL ASSET BACKED SECURITIES (Cost $3,347)		3,617

	Number	Value
	Of Shares	(000)
SHORT-TERM INVESTMENTS — 9.6%
BlackRock Provident Institutional Funds — TempFund	7,932,651	$7,933
Evergreen Prime Cash Management Money Market Fund	8,193,433	8,193
TOTAL SHORT-TERM INVESTMENTS (Cost $16,126)		16,126

TOTAL INVESTMENTS -— 116.8% (Cost $192,656)		195,400
OTHER ASSETS IN EXCESS OF LIABILITES -— (16.8)%		(28,093)

NET ASSETS APPLICABLE TO 15,465,251 SHARES OF COMMON STOCK ISSUED AND OUTSTANDING — 100.0%		$167,307

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE		$10.82

++	IO — Interest Only Security

**	Effective Yield

@	Security restricted and/or exempt from registration under Rule144A of the Securities Act of 1933.

PENN SERIES FUNDS, INC.
SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2004 (UNAUDITED)
THE HIGH YIELD BOND FUND

	Par	Value
	(000)	(000)
CORPORATE BONDS — 92.2%
Advertising — 1.1%
Advanstar Communications, Inc. 10.750%, 08/15/10	100	$111
12.000%, 02/15/11	100	107
Advanstar, Inc. 14.471%, 10/15/11**	150	127
RH Donnelley Finance Corp. 8.875%, 12/15/10	25	28
10.875%, 12/15/12	475	576
		949

Aerospace & Defense — 2.1%
BE Aerospace, Inc. 8.000%, 03/01/08	50	49
8.500%, 10/01/10	75	82
8.875%, 05/01/11	275	278
9.500%, 11/01/08	50	52
GenCorp, Inc. 9.500%, 08/15/13	650	695
Sequa Corp. 9.000%, 08/01/09	50	55
Standard Aero Holdings, Inc. 8.250%, 09/01/14	75	78
TD Funding Corp. 8.375%, 07/15/11	150	161
Vought Aircraft Industries, Inc. 144A @ 8.000%, 07/15/11	375	360

		1,810

Agricultural Products — 0.1%
IMC Global, Inc. 10.875%, 06/01/08	25	30
10.875%, 08/01/13	50	63
11.250%, 06/01/11	25	30

		123

Automobiles & Related — 3.6%
Advanced Accessory Systems 10. 750%, 06/15/11	75	70
Advanced Accessory Holdings Corp. 15.078%, 12/15/11**	175	70
Asbury Automotive Group, Inc. 8.000%, 03/15/14	200	197
9.000%, 06/15/12	25	26
Autocam Corp. 144A @ 10.875%, 06/15/14	225	224
Collins & Aikman Corp. 10.750%, 12/31/11	50	50
Dana Corp. 9.000%, 08/15/11	200	241
Eagle-Picher Industries, Inc. 9.750%, 09/01/13	325	331
HLI Operating Co., Inc. 10.500%, 06/15/10	239	261
Navistar International, Corp. 7.500%, 06/15/11	175	187
Rexnord Corp. 10.125%, 12/15/12	350	396
Tenneco Automotive, Inc. 11.625%, 10/15/09	200	211
Automobiles & Related — (continued)
TRW Automotive Holdings Corp. 9.375%, 02/15/13	357	$408
11.000%, 02/15/13	187	223
Visteon Corp. 7.000%, 03/10/14	125	119

		3,014

Banking — 0.2%
Saul Centers, Inc. 7.500%, 03/01/14	150	153

Broadcast/Media — 2.6%
Coleman Cable, Inc. 9.875%, 10/01/12	50	51
Echostar DBS Corp. 144A @ 6.625%, 10/01/14	350	348
Fisher Communications, Inc. 8.625%, 09/15/14	75	78
Gray Television, Inc. 9.250%, 12/15/11	150	168
Lighthouse International Co. SA 8.000%, 04/30/14	350	426
Quebecor Media, Inc. 11.125%, 07/15/11	575	664
Sinclair Broadcast Group 8.000%, 03/15/12	250	259
XM Satellite Radio Holdings, Inc. 12.000%, 06/15/10	196	229

		2,223

Building & Building Supplies — 1.4%
Associated Materials, Inc. 144A @ 9.675%, 03/01/14**	225	164
Associated Materials, Inc. 9.750%, 04/15/12	400	459
Building Materials Corp. of America 144A @ 7.750%, 08/01/14	100	99
Norcraft Cos. LP144A @ 9.000%, 11/01/11	250	272
U.S. Concrete, Inc. 8.375%, 04/01/14	150	157

		1,151

Building & Real Estate — 1.4%
Brand Services, Inc. 12.000%, 10/15/12	275	312
LNR Property Corp. 144A @ 7.250%, 10/15/13	250	272
Mobile Mini, Inc. 9.500%, 07/01/13	125	139
The Geo Group, Inc. 8.250%, 07/15/13	50	52
WCI Communities, Inc. 7.875%, 10/01/13	150	159
9.125%, 05/01/12	100	111
10.625%, 02/15/11	100	113
William Lyon Homes, Inc. 7.500%, 02/15/14	25	26

		1,184

PENN SERIES FUNDS, INC.
SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2004 (UNAUDITED) (Continued)
THE HIGH YIELD BOND FUND

	Par	Value
	(000)	(000)
Building Products & Supplies — 0.2%
Texas Industries, Inc. 10.250%, 06/15/11	175	$202

Cable Operators — 2.2%
Cablevision Systems Corp. 144A @ 8.000%, 04/15/12	200	209
Charter Communications Operating LLC 144A @ 8.000%, 04/30/12	225	224
Charter Communications Holdings LLC 144A @ 8.750%, 11/15/13	400	393
CSC Holdings, Inc. 7.625%, 04/01/11	375	395
CSC Holdings, Inc. 144A @ 6.750%, 04/15/12	450	451
Mediacom Broadband LLC 11.000%, 07/15/13	150	160
		1,832

Chemicals — 3.9%
Arco Chemical Co. 10.250%, 11/01/10	75	83
Borden U.S. Finance Corp./Nova Scotia Finance ULC 9.000%, 07/15/14	175	184
Compass Minerals International, Inc. 10.895%, 06/01/13**	525	415
Crompton Corp. 144A @ 9.875%, 08/01/12	50	53
Phosphate Resource Partners LP 7.000%, 02/15/08	100	106
Huntsman Co. LLC 11.625%, 10/15/10	250	289
Huntsman International LLC 9.875%, 03/01/09	225	248
Koppers, Inc. 9.875%, 10/15/13	375	414
Lyondell Chemical Co. 9.500%, 12/15/08	125	136
MacDermid, Inc. 9.125%, 07/15/11	100	112
Omnova Solutions, Inc. 11.250%, 06/01/10	175	196
Resolution Performance Products LLC 9.500%, 04/15/10	200	207
Rhodia SA 10.250%, 06/01/10	350	362
Rhodia SA 144A @ 7.625%, 06/01/10	25	23
8.875%, 06/01/11	200	174
Rockwood Specialties, Inc. 10.625%, 05/15/11	250	275

		3,277

Computer — Internet Services & Software — 0.0%
Globix Corp. 11.000%, 05/01/08	29	26

Computer — Network Products & Services — 0.4%
UGS Corp. 144A @ 10.000%, 06/01/12	275	300

Computer Services & Software — 0.4%
IPC Acquisition Corp. 11.500%, 12/15/09	275	$304

Consumer Products — 2.5%
Armkel LLC 9.500%, 08/15/09	325	354
Chattem, Inc. 7.000%, 03/01/14	150	153
Equinox Holdings Ltd. 144A @ 9.000%, 12/15/09	100	103
FTD, Inc. 7.750%, 02/15/14	100	100
Jostens IH Corp. 7.625%, 10/01/12	175	176
Jostens Holdings Corp. 9.634%, 12/01/13**	400	275
Jostens, Inc. 12.750%, 05/01/10	500	559
Rayovac Corp. 8.500%, 10/01/13	100	108
Sealy Mattress Co. 144A @ 8.250%, 06/15/14	175	177
Simmons Co. 144A @ 7.875%, 01/15/14	125	130

		2,135

Containers — 4.2%
AEP Industries, Inc. 9.875%, 11/15/07	125	127
Bway Corp. 10.000%, 10/15/10	200	219
Constar International, Inc. 11.000%, 12/01/12	125	118
Crown Holdings, Inc. 9.500%, 03/01/11	300	334
10.875%, 03/01/13	400	465
Graphic Packaging International Corp. 8.500%, 08/15/11	150	168
9.500%, 08/15/13	125	143
Greif Brothers Corp. 144A @ 8.875%, 08/01/12	100	112
Jefferson Smurfit Corp. 144A @ 7.500%, 06/01/13	25	26
Owens-Brockway Glass Container, Inc. 7.750%, 05/15/11	100	107
8.250%, 05/15/13	125	133
8.750%, 11/15/12	150	167
8.875%, 02/15/09	325	353
Owens-Illinois, Inc. 7.350%, 05/15/08	75	77
Plastipak Holdings, Inc. 10.750%, 09/01/11	375	418
Pliant Corp. 11.125%, 06/15/09**	100	86
Solo Cup Co. 8.500%, 02/15/14	175	172
Stone Container Corp. 9.750%, 02/01/11	100	111

PENN SERIES FUNDS, INC.
SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2004 (UNAUDITED) (Continued)
THE HIGH YIELD BOND FUND

	Par	Value
	(000)	(000)
Containers — (continued)
Tekni-Plex, Inc. 144A @
8.750%, 11/15/13	225	$214

		3,550

Distribution Services — 0.4%
ADESA Corp.
7.625%, 06/15/12	100	103
Aviall, Inc.
7.625%, 07/01/11	200	216

		319

Diversified Operations — 0.2%
Fisher Scientific International, Inc.
8.125%, 05/01/12	152	169

Electronic Components & Semiconductors — 3.2%
AMI Semiconductor, Inc.
10.750%, 02/01/13	81	94
Amkor Technologies, Inc. 144A @
9.250%, 02/15/08	250	233
Chippac International Ltd.
12.750%, 08/01/09	200	213
Fairchild Semiconductor International, Inc.
10.500%, 02/01/09	200	214
Freescale Semiconductor, Inc. 144A @
6.875%, 07/15/11	175	182
7.125%, 07/15/14	225	234
ON Semiconductor Corp.
12.000%, 03/15/10	65	75
13.000%, 05/15/08	179	200
15.003%, 08/04/11**	75	103
Sanmina-SCI Corp.
10.375%, 01/15/10	225	257
Solectron Corp.
9.625%, 02/15/09	200	222
Stratus Technologies, Inc.
10.375%, 12/01/08	300	271
Superior Essex, Inc. 144A @
9.000%, 04/15/12	225	225
Telex Communications, Inc.
11.500%, 10/15/08	200	216

		2,739

Energy Resources & Services — 8.2%
AES Corp. 144A @
7.750%, 03/01/14	75	77
8.875%, 02/15/11	450	501
9.000%, 05/15/15	375	423
9.375%, 09/15/10	300	338
Allegheny Energy Supply Co. LLC 144A @
8.250%, 04/15/12	25	28
Allegheny Energy Supply Co.
7.800%, 03/15/11	225	244
Alpha Natural Resources LLC 144A @
10.000%, 06/01/12	200	220
Chesapeake Energy Corp.
9.000%, 08/15/12	150	171
Chesapeake Energy Corp. 144A @
7.000%, 08/15/14	125	132
CMS Energy Corp.
8.500%, 04/15/11	50	54
9.875%, 10/15/07	350	389
Compagine Genera De Geophysique SA (CGG)
10.625%, 11/15/07	200	212
Dynegy Holdings, Inc 144A @
10.125%, 07/15/13	200	230
Hilcorp Energy Co. 144A @
10.500%, 09/01/10	250	277
Illinois Power Co.
11.500%, 12/15/10	275	326
Invensys Plc 144A @
9.875%, 03/15/11	175	179
Luscar Coal Ltd.
9.750%, 10/15/11	150	170
Midwest Generation LLC
8.750%, 05/01/34	275	300
North American Energy Partners Inc.
8.750%, 12/01/11	200	195
NRG Energy, Inc. 144A @
8.000%, 12/15/13	400	428
Orion Power Holdings, Inc.
12.000%, 05/01/10	300	375
Petroleum Geo-Services ASA
10.000%, 11/05/10	250	283
PSE&G Energy Holdings LLC
8.500%, 06/15/11	300	338
10.000%, 10/01/09	25	30
Sierra Pacific Resources 144A @
8.625%, 03/15/14	400	434
Synagro Technologies, Inc.
9.500%, 04/01/09	350	375
TNP Enterprises, Inc.
10.250%, 04/01/10	175	188

		6,917

Entertainment & Leisure — 3.5%
AMC Entertainment, Inc.
5.662%, 08/15/14**	100	59
8.625%, 08/15/12	100	106
AMF Bowling Worldwide, Inc. 144A @
10.000%, 03/01/10	200	212
Boyd Gaming Corp. 144A @
6.750%, 04/15/14	200	204
Cinemark, Inc.
9.000%, 02/01/13	25	28
9.299%, 03/15/14**	300	206
Imax Corp. 144A @
9.625%, 12/01/10	100	100
K2, Inc. 144A @
7.375%, 07/01/14	200	212
LCE Acquisition Corp. 144A @
9.000%, 08/01/14	175	181
Penn National Gaming, Inc.
11.125%, 03/01/08	325	351
Six Flags, Inc.
8.875%, 02/01/10	100	94
9.750%, 04/15/13	50	47
Town Sports International, Inc.
9.625%, 04/15/11	75	76
Universal City Development Partners 144A @
11.750%, 04/01/10	475	553
Warner Music Group 144A @
7.375%, 04/15/14	475	492

		2,921

PENN SERIES FUNDS, INC.

SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2004 (UNAUDITED) (Continued)

THE HIGH YIELD BOND FUND

	Par	Value
	(000)	(000)
Finance — 2.7%
Alamosa Delaware, Inc. 11.000%, 07/31/10	252	285
Alamosa Delaware, Inc. 144A @ 8.500%, 01/31/12	100	101
BCP Caylux Holdings Luxembourg SCA 144A @ 9.625%, 06/15/14	375	405
Couche-Tard U.S./Finance 7.500%, 12/15/13	25	27
FBOP Capital Trust II 144A @ 10.000%, 01/15/09	150	166
Global Cash Access LLC 144A @ 8.750%, 03/15/12	275	292
Labranche & Co.144A @ 9.500%, 05/15/09	200	200
New ASAT Finance Ltd. 144A @ 9.250%, 02/01/11	125	105
Refco Finance Holdings LLC 144A @ 9.000%, 08/01/12	400	427
Stone Container Finance 144A @ 7.375%, 07/15/14	250	262

		2,270

Food & Beverages — 2.0%
Agrilink Foods, Inc. 11.875%, 11/01/08	69	72
B&G Foods, Inc. 9.625%, 08/01/07	250	255
Dole Foods Co. 8.625%, 05/01/09	75	82
8.875%, 03/15/11	175	190
Le-Natures, Inc. 10.000%, 06/15/13	275	293
Pierre Foods, Inc. 144A @ 9.875%, 07/15/12	100	103
Pinnacle Foods Holding Corp. 144A @ 8.250%, 12/01/13	125	118
8.250%, 12/01/13	375	353
Wornick Co. 144A @ 10.875%, 07/15/11	200	214

		1,680

Forest Products — 0.2%
Western Forest Products, Inc. 15.000%, 12/31/04	175	198

Healthcare — 1.4%
Concentra Operating Corp. 144A @ 9.125%, 06/01/12	175	192
Concentra Operating Corp. 9.500%, 08/15/10	100	110
Fresenius Medical Care Capital Trust II 7.875%, 02/01/08	25	27
Genesis HealthCare Corp. 144A @ 8.000%, 10/15/13	200	218
Inverness Medical Innovations, Inc. 144A @ 8.750%, 02/15/12	50	50
Tenet Healthcare Corp. 6.500%, 06/01/12	100	90
7.375%, 02/01/13	75	71
Tenet Healthcare Corp. 144A @ 9.875%, 07/01/14	50	52
Triad Hospitals, Inc. 7.000%, 11/15/13	175	$178
Vanguard Health Holdings Co. II LLC 9.000%, 10/01/14	125	125
11.250%, 10/01/15	150	87

		1,200

Home Furnishings — Housewares — 0.2%
Norcraft Holdings 9.750%, 09/01/12**	50	36
WII Components, Inc. 144A @ 10.000%, 02/15/12	125	121

		157

Hotels & Gaming — 3.1%
American Casino & Entertainment Properties LLC 144A @ 7.850%, 02/01/12	150	158
Ameristar Casinos, Inc. 10.750%, 02/15/09	225	255
Argosy Gaming Co. 7.000%, 01/15/14	100	103
9.000%, 09/01/11	25	28
Isle of Capri Casinos, Inc. 7.000%, 03/01/14	200	201
MGM Mirage 6.750%, 09/01/12	400	414
Premier Entertainment Biloxi LLC 10.750%, 02/01/12	75	79
Resort International Hotel & Casino Inc. 11.500%, 03/15/09	25	29
Station Casinos, Inc. 6.000%, 04/01/12	150	154
6.875%, 03/01/16	100	103
Turning Stone Casino Resort Enterprise 144A @ 9.125%, 12/15/10	100	108
Venetian Casino Resort LLC 11.000%, 06/15/10	650	752
Wynn Las Vegas LLC 12.000%, 11/01/10	175	219

		2,603

Hotels & Resorts — 1.3%
Courtyard By Marriott 10.750%, 02/01/08	100	101
John Q. Hammons Hotels, Inc. 8.875%, 05/15/12	350	390
La Quinta Properties, Inc. 144A @ 7.000%, 08/15/12	75	79
La Quinta Properties, Inc. 8.875%, 03/15/11	400	448
Prime Hospitality Corp. 8.375%, 05/01/12	75	85

		1,103

Industrial — 0.1%
Corus Group Plc 7.500%, 10/01/11	75	96

Machinery & Heavy Equipment — 1.3%
Case New Holland, Inc. 144A @ 9.250%, 08/01/11	225	252
JLG Industries, Inc. 8.375%, 06/15/12	275	287

PENN SERIES FUNDS, INC.
SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2004 (UNAUDITED) (Continued)
THE HIGH YIELD BOND FUND

	Par	Value
	(000)	(000)
Machinery & Heavy Equipment — (continued)
Joy Global, Inc.
8.750%, 03/15/12	200	$226
National Waterworks, Inc.
10.500%, 12/01/12	325	369

		1,134

Manufacturing — 1.8%
Aearo Corp. 144A @
8.250%, 04/15/12	200	204
Ames True Temper, Inc. 144A @
10.000%, 07/15/12	150	153
Dresser, Inc.
9.375%, 04/15/11	250	275
Foundation PA Coal Co. 144A @
7.250%, 08/01/14	175	186
General Cable Corp.
9.500%, 11/15/10	100	111
International Utitity Structures, Inc. #B
13.000%, 02/01/08	200	0
J.B. Poindexter & Co., Inc. 144A @
8.750%, 03/15/14	150	159
Maax Corp. 144A @
9.750%, 06/15/12	200	212
The Manitowoc Co., Inc.
7.125%, 11/01/13	75	79
Valmont Industries, Inc. 144A @
6.875%, 05/01/14	150	155

		1,534

Medical Instruments & Devices — 0.2%
Medquest Inc.
11.875%, 08/15/12	75	86
MQ Associates, Inc.
12.250%, 08/15/12**	150	94

		180

Medical Services & Equipment — 1.4%
Alliance Imaging, Inc.
10.375%, 04/15/11	150	163
Ameripath, Inc.
10.500%, 04/01/13	225	229
Insight Health Services Corp.
9.875%, 11/01/11	100	100
Quintiles Transnational Corp.
10.000%, 10/01/13	175	186
U.S. Oncology, Inc. 144A @
9.000%, 08/15/12	125	129
10.750%, 08/15/14	75	77
Vicar Operating, Inc.
9.875%, 12/01/09	275	304

		1,188

Medical Supplies & Equipment — 0.6%
Biovail Corp.
7.875%, 04/01/10	175	179
VWR International, Inc. 144A @
6.875%, 04/15/12 8.000%, 04/15/14	50 250	52 264

		495

Metal Components & Products — 2.0%
Algoma Steel, Inc.
11.000%, 12/31/09	125	139
Allegheny Technologies, Inc.
8.375%, 12/15/11	175	$186
Century Aluminum Co.
7.500%, 08/15/14	125	132
Gerdau AmeriSteel Corp.
6.500%, 04/30/07	75	59
Earle M. Jorgensen Co.
9.750%, 06/01/12	550	611
Trimas Corp.
9.875%, 06/15/12	275	285
United States Steel Corp.
9.750%, 05/15/10	210	240

		1,652

Metals & Mining — 1.3%
Arch Western Finance LLC 144A @
6.750%, 07/01/13	75	81
Euramax International Plc
8.500%, 08/15/11	150	160
Gerdau AmeriSteel Corp.
10.375%, 07/15/11	250	285
International Steel Group, Inc.
6.500%, 04/15/14	200	200
IPSCO, Inc.
8.750%, 06/01/13	50	57
Ispat Inland ULC
9.750%, 04/01/14	150	165
Neenah Corp. 144A @
11.000%, 09/30/10	125	136

		1,084

Office Property — 0.0%
Interface, Inc.
9.500%, 02/01/14	25	26

Oil & Gas — 4.7%
AmeriGas Partners LP / Eagle Finance Corp.
8.875%, 05/20/11	375	413
AmeriGas Partners LP
10.000%, 04/15/06	250	274
ANR Pipeline Co.
8.875%, 03/15/10	50	56
Denbury Resources, Inc.
7.500%, 04/01/13	200	212
Dynegy Roseton/Danskammer LLC 144A @
7.270%, 11/08/10	175	176
Encore Acquisition Co.
8.375%, 06/15/12	100	111
Ferrellgas Partners LP
8.750%, 06/15/12	350	385
Forest Oil Corp. 144A @
8.000%, 12/15/11	100	112
Hanover Compressor Co.
8.029%, 03/31/07**	25	21
9.000%, 06/01/14	75	82
Hanover Equipment Trust
8.750%, 09/01/11	75	82
Magnum Hunter Resources, Inc.
9.600%, 03/15/12	32	36

PENN SERIES FUNDS, INC.
SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2004 (UNAUDITED) (Continued)
THE HIGH YIELD BOND FUND

	Par	Value
	(000)	(000)
Oil & Gas — (continued)
Pride International, Inc. 144A @
7.375%,07/15/14	150	$166
Range Resources Corp.
7.375%,07/15/13	25	26
Southern Natural Gas Co.
8.875%,03/15/10	150	169
Stone Energy Corp.
8.250%,12/15/11	100	108
Swift Energy Co.
7.625%,07/15/11	100	107
Universal Compression, Inc.
7.250%,05/15/10	200	212
Williams Cos., Inc.
7.500%,01/15/31	150	151
7.625%,07/15/19	50	55
7.750%,06/15/31	100	102
8.125%,03/15/12	600	692
8.750%,03/15/32	200	224

		3,972

Paper & Related Products — 2.9%
Boise Cascade Corp.
7.000%,11/01/13	75	87
Georgia-Pacific Corp.
8.875%,02/01/10	75	88
9.375%,02/01/13	625	736
Inland Fiber Group, Inc.
9.625%,11/15/07	50	23
Longview Fibre Co.
10.000%,01/15/09	450	491
MDP Acquisitions Plc 144A @
15.500%,10/01/13	158	184
MDP Acquisitions Plc
9.625%,10/01/12	425	480
Potlatch Corp.
10.000%,07/15/11	325	367

		2,456

Pharmaceuticals — 0.5%
Alpharma, Inc. 144A @
8.625%,05/01/11	50	51
Jean Coutu Group, Inc. 144A @
8.500%,08/01/14	375	372

		423

Printing & Publishing — 5.0%
Affinity Group, Inc.
9.000%,02/15/12	125	134
American Achievement Corp. 144A @
8.250%,04/01/12	275	289
American Media Operation, Inc.
8.875%,01/15/11	50	52
10.250%,05/01/09	175	184
Canwest Media, Inc.
10.625%,05/15/11	275	313
CBD Media, Inc.
8.625%,06/01/11	50	53
Dex Media East LLC
9.875%,11/15/09	100	115
12.125%,11/15/12	292	363
Dex Media, Inc.
8.000%, 11/15/13	225	236
Dex Media Finance/West
8.500%, 08/15/10	25	28
Dex Media West LLC
9.875%, 08/15/13	342	402
Hollinger Participation Trust 144A @
12.125%, 11/15/10	333	380
Houghton Mifflin Co.
9.875%, 02/01/13	275	289
13.410%, 10/15/13**	50	30
Liberty Group Publishing, Inc.
9.375%, 02/01/08	75	75
11.625%, 02/01/09	325	322
Nebraska Book Co., Inc.
8.625%, 03/15/12	200	199
PRIMEDIA, Inc.
8.875%, 05/15/11	150	150
PRIMEDIA, Inc. 144A @
8.000%, 05/15/13	25	24
Vertis, Inc.
9.750%, 04/01/09	200	215
10.875%, 06/15/09	75	81
13.500%, 12/07/09	250	250

		4,184

Recreational — 0.1%
Riddell Bell Holdings, Inc.
8.375%, 10/01/12	50	51
Town Sports International, Inc. 144A @
11.000%, 02/01/14**	50	25

		76

Restaurants — 0.5%
Denny’s Corp.
10.000%, 10/01/12	75	75
El Pollo Loco Inc. 144A @
9.250%, 12/15/09	50	52
O’Charley’s, Inc.
9.000%, 11/01/13	200	210
Perkins Family Restaurants, L.P.
10.125%, 12/15/07	100	102

		439

Retail — 0.9%
Barneys New York, Inc.
9.000%, 04/01/08	175	182
Dollar Financial Group, Inc. 144A @
9.750%, 11/15/11	175	186
J Crew Operating Corp.
10.375%, 10/15/07	175	179
The Pantry, Inc.
7.750%, 02/15/14	200	203

		750

Services — Commercial — 2.1%
Allied Security Escrow Corp. 144A @
11.375%, 07/15/11	125	131
Brand Intermediate Holdings, Inc. 144A @
13.000%, 10/15/13	150	160
Brickman Group Ltd.
11.750%, 12/15/09	150	173

PENN SERIES FUNDS, INC.
SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2004 (UNAUDITED) (Continued)
THE HIGH YIELD BOND FUND

	Par	Value
	(000)	(000)
Services — Commercial — (continued)
Coinmatch Corp.
9.000%, 02/01/10	175	$182
Interface, Inc.
10.375%, 02/01/10	350	397
Mail-Well, Inc.
9.625%, 03/15/12	175	192
Shaw Group, Inc.
10.750%, 03/15/10	250	263
Williams Scotsman, Inc.
9.875%, 06/01/07	75	72
10.000%, 08/15/08	75	80
Worldspan LP
9.625%, 06/15/11	150	136

		1,786

Telecommunications — 10.0%
Alaska Communications Systems Holdings, Inc.
9.875%, 08/15/11	125	121
AT&T Corp.
8.050%, 11/15/11	275	308
8.750%, 11/15/31	300	327
Call-Net Enterprises, Inc.
10.625%, 12/31/08	200	195
Centennial Communications Corp.
10.125%, 06/15/13	100	105
Centennial Communications Corp. 144A @
8.125%, 02/01/14	100	95
Crown Castle International Corp.
10.750%, 08/01/11	100	111
Eircom Funding
8.250%, 08/15/13	350	383
FairPoint Communications, Inc.
11.875%, 03/01/10	25	29
12.500%, 05/01/10	100	107
Horizon PCS, Inc. 144A @
11.375%, 07/15/12	125	130
Inmarsat Finance Plc 144A @
7.625%, 06/30/12	100	99
Insight Midwest LP/Insight Capital, Inc.
9.750%, 10/01/09	75	78
9.750%, 10/01/09	50	52
10.500%, 11/01/10	75	82
IPCS Escrow Co. 144A @
11.500%, 05/01/12	125	131
Lucent Technologies, Inc.
5.500%, 11/15/08	125	125
6.450%, 03/15/29	50	41
MCI, Inc.
5.908%, 05/01/07	301	298
6.688%, 05/01/09	351	338
7.735%, 05/01/14	225	213
Nextel Communications, Inc.
6.875%, 10/31/13	475	494
7.375%, 08/01/15	350	376
9.375%, 11/15/09	25	26
9.500%, 02/01/11	275	312
Nextel Partners, Inc.
8.125%, 07/01/11	125	133
Nortel Networks Ltd.
6.125%, 02/15/06	175	179
Telecommunications — (continued)
Orbital Imaging Corp.
13.625%, 06/30/08	24	$23
Panamsat Corp. 144A @
9.000%, 08/15/14	350	364
Primus Telecommunications Group, Inc.
8.000%, 01/15/14	225	167
Qwest Communications International, Inc. 144A @
4.630%, 02/15/09	300	286
Qwest Corp. 144A @
9.125%, 03/15/12	200	220
Qwest Services Corp. 144A @
13.500%, 12/15/10	550	642
Rogers Wireless Communications, Inc.
9.625%, 05/01/11	250	279
Rural Cellular Corp. 144A @
8.250%, 03/15/12	125	127
Time Warner Telecom LLC
9.750%, 07/15/08	375	371
Syniverse Technologies, Inc.
12.750%, 02/01/09	225	252
Ubiquitel Operating Co.
11.904%, 04/15/10**	25	26
Ubiquitel Operating Co. 144A @
9.875%, 03/01/11	150	156
US Unwired, Inc.
10.000%, 06/15/12	150	156
16.151%, 11/01/09**	150	155
Western Wireless Corp.
9.250%, 07/15/13	325	332

		8,444

Textiles & Apparel — 0.9%
Avondale Mills 144A @
8.750%, 07/01/12	160	144
Tandus Group
9.750%, 02/15/10	225	238
Invista 144A @
9.250%, 05/01/12	325	347

		729

Transportation & Related Services — 1.8%
CHC Helicopter Corp.
7.375%, 05/01/14	125	130
Laidlaw International, Inc.
10.750%, 06/15/11	375	428
Northwest Airlines, Inc.
9.875%, 03/15/07	150	113
Petroleum Helicopters, Inc.
9.375%, 05/01/09	200	215
RJ Tower Corp.
12.000%, 06/01/13	75	60
TravelCenters of America, Inc.
12.750%, 05/01/09	500	580

		1,526

Waste Management — 1.4%
Allied Waste North America, Inc.
7.375%, 04/15/14	100	96
7.875%, 04/15/13	325	343
9.250%, 09/01/12	75	83
Casella Waste Systems, Inc.
9.750%, 02/01/13	400	436

PENN SERIES FUNDS, INC.
SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2004 (UNAUDITED) (Continued)
THE HIGH YIELD BOND FUND

	Par	Value
	(000)	(000)
Waste Management — (continued)
IESI Corp.	200	$
10.250%, 06/15/12	200	$216

		1,174

TOTAL CORPORATE BONDS(Cost $75,005)		77,857

	Number
	of Shares
COMMON STOCKS — 2.2%
Automobiles & Related — 0.1%
TRW Automotive Holdings Corp.*	4,775	90

Broadcast/Media — 0.0%
Granite Broadcasting Corp.*	13,000	3

Chemicals — 0.2%
Compass Minerals International, Inc.	8,500	189

Computer — Internet Services & Software — 0.0%
Globix Corp.*	4,587	15

Diversified Operations — 0.3%
Tyco International Ltd.	6,800	209

Electronic Components & Semiconductors — 0.1%
AMIS Holdings, Inc.*	5,700	77

Energy Resources & Services — 1.0%
Duke Energy Corp.	6,800	156
FirstEnergy Corp.	3,425	141
NiSource, Inc.	7,900	166
NRG Energy, Inc.*	4,550	122
Teco Energy, Inc.	15,700	212

		797

Food & Beverages — 0.2%
Volume Services America Holdings, Inc.*	8,500	125

Healthcare — 0.0%
Mariner Health Care, Inc.*	381	11

Metals & Mining — 0.1%
International Steel Group, Inc.*	3,075	104

Retail — 0.0%
Pathmark Stores, Inc. 144A @*^	1,532	7

Telecommunications — 0.2%
Nextel Communications, Inc.*	7,150	170
Orbital Imaging Corp.*	2,665	36

		206

TOTAL COMMON STOCKS
(Cost $2,379)		1,833

	Number	Value
	of Shares	(000)
PREFERRED STOCKS — 0.5%
Broadcast/Media — 0.0%
Granite Broadcasting Corp. 12.750%	1	$0
Paxson Communications Corp. 144A @ 13.250%	11	1

		1

Chemicals — 0.3%
Hercules Trust II 6.500%	3,000	234

Energy Resources & Services — 0.0%
TNP Enterprises, Inc. 14.500%	6	1

Finance — 0.0%
Alamosa Holdings, Inc. 7.500%	67	40

Printing & Publishing — 0.0%
PRIMEDIA, Inc. 8.625%	550	46

Telecommunications — 0.0%
Dobson Communications Corp. 12.250%	1	0
e.spire Communications, Inc. 144A @^ 12.750%	2,198	0
Pegasus Satellite Communications, Inc. 144A @^ 12.750%	296	3

		3

Textiles & Apparel — 0.2%
Anvil Holdings, Inc. 144A @ 13.000%	13,020	130

TOTAL PREFERRED STOCKS
(Cost $908)		455

WARRANTS — 0.0%
Allegiance Telecom, Inc. 144A @*	250	0
ASAT Finance 144A* @	100	0
Barneys New York, Inc. 144A @*	100	6
Cybernet Internet Services 144A @*	150	0
Horizon PCS, Inc.*	350	0
IPCS, Inc.*	300	0
KMC Telecom Holdings, Inc. 144A @*	200	0
Leap Wireless International, Inc.*	275	0
MDP Acquisitions Plc*	100	4
Microcell Telecommunications, Inc.*	21	0
Microcell Telecommunications, Inc.*	12	0
Mikohn Gaming Corp. 144A @*	300	0
Pathmark Stores, Inc. 144A @*	2,350	1
SW Acquistion LP144A @*	200	6
TravelCenters of America, Inc.*	1,800	9
TravelCenters of America, Inc.*	500	3
Ubiquitel, Inc. 144A @*	900	0
XM Satellite Radio Holdings, Inc.*	2	4
TOTAL WARRANTS
(Cost $163)		33

SHORT-TERM INVESTMENTS — 3.9%
T. Rowe Price Reserve Investment Fund
(Cost $3,268)	3,268,314	3,268

PENN SERIES FUNDS, INC.
SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2004 (UNAUDITED) (Concluded)
THE HIGH YIELD BOND FUND

Value
(000)
TOTAL INVESTMENTS — 98.8%
(Cost $81,723)	83,446
OTHER ASSETS IN EXCESS OF LIABILITES -— 1.2%	1,040

NET ASSETS APPLICABLE TO 10,399,797 SHARES OF COMMON STOCK ISSUED AND OUTSTANDING — 100.0%	$84,486

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$8.12

* Non-Income Producing Security

** Effective Yield

@ Security restricted and/or exempt from registration under Rule 144A of the
     Securities Act of 1933.

# Security in Default

^ Illiquid Security

B Broker Price

PENN SERIES FUNDS, INC.
SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2004 (UNAUDITED)
THE GROWTH STOCK FUND

	Number	Value
	of Shares	(000)
COMMON STOCKS — 97.8%
Automobiles & Related — 0.7%
Harley-Davidson, Inc.	10,600	$630

Banking — 2.2%
Mellon Financial Corp.	24,800	687
Northern Trust Corp.	13,300	542
U.S. Bancorp	26,600	769

		1,998

Broadcast/Media — 5.4%
British Sky Broadcasting Plc	41,400	359
Clear Channel Communications, Inc.	15,400	480
Comcast Corp.*	24,400	681
News Corp. Ltd.	26,000	815
Scripps (E.W.) Co.	12,600	602
Time Warner, Inc.*	39,800	642
Univision Communications, Inc.*	14,800	468
Viacom, Inc.*	22,700	762

		4,809

Cable Operators — 2.7%
Echostar Communications Corp.*	34,700	1,080
Liberty Media Corp. Class A	136,300	1,189
Sogecable S.A.	2,700	109

		2,378

Computer — Internet — Communications — 0.7%
Juniper Networks, Inc.*	26,000	614

Computer — Internet Services & Software — 2.6%
eBay, Inc.*	9,900	910
Google, Inc.	875	113
IAC/InterActiveCorp*	25,900	570
Yahoo!, Inc.*	21,300	722

		2,315

Computer — Network Products & Services — 2.5%
Cisco Systems, Inc.*	52,600	952
International Game Technology, Inc.*	36,000	1,294

		2,246

Computer Services & Software — 9.3%
Adobe Systems, Inc.	11,800	584
Affiliated Computer Services, Inc.*	20,000	1,113
First Data Corp.	14,000	609
Intuit, Inc.*	15,300	695
Mercury Interactive Corp.*	11,100	387
Microsoft Corp.	110,900	3,066
Oracle Corp.*	40,800	460
Red Hat, Inc.	24,600	301
SAP AG	13,800	538
SunGard Data Systems, Inc.*	5,500	131
VERITAS Software Corp.*	22,600	402

		8,286

Computers & Office Equipment — 1.7%
Dell, Inc.*	41,900	1,492

Consumer Products — 1.4%
Altria Group, Inc.	8,900	419
Cendant Corp.	38,100	823

		1,242

Cosmetics & Toiletries — 0.2%
Gillette Co.	4,700	196

Diversified Operations — 4.2%
General Electric Co.	73,100	2,455
Tyco International Ltd.	42,000	1,288

		3,743

Education — 0.9%
Apollo Group, Inc.*	10,800	792

Electronic Components & Semiconductors — 3.4%
Analog Devices, Inc.	12,000	465
Applied Materials, Inc.*	20,700	341
Intel Corp.	42,400	851
Maxim Integrated Products, Inc.	9,500	402
QLogic Corp.*	8,700	258
Texas Instruments, Inc.	14,300	304
Xilinx, Inc.*	16,500	446

		3,067

Entertainment & Leisure — 1.2%
Carnival Corp.	21,900	1,036

Finance — 13.4%
American Express Co.	27,200	1,400
Ameritrade Holding Corp.*	38,600	464
Charles Schwab Corp.	35,300	324
Citigroup, Inc.	68,700	3,031
Credit Suisse Group	18,400	588
Federal National Mortgage Association	10,300	653
Freddie Mac	6,000	391
Goldman Sachs Group, Inc.	5,700	531
MBNA Corp.	8,700	219
Merrill Lynch & Co., Inc.	17,600	875
SLM Corp.	24,700	1,102
State Street Corp.	32,800	1,401
UBS AG	13,800	972

		11,951

Food & Beverages — 2.1%
Coca-Cola Co.	18,200	729
Compass Group Plc	100,900	403
PepsiCo, Inc.	5,800	282
Sysco Corp.	16,200	485

		1,899

Healthcare — 4.3%
UnitedHealth Group, Inc.	32,200	2,374
WellPoint Health Networks, Inc.*	13,900	1,461

		3,835

Hotels & Gaming — 0.3%
MGM Mirage*	4,700	233

Insurance — 3.9%
ACE Ltd.	12,000	481
American International Group, Inc.	28,300	1,924
Hartford Financial Services Group, Inc.	12,400	768
St. Paul Cos., Inc.	8,500	281

		3,454

Machinery & Heavy Equipment — 1.5%
Danaher Corp.	25,900	1,328

Medical Services & Equipment — 3.9%
Amgen, Inc.*	18,700	1,060

PENN SERIES FUNDS, INC.
SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2004 (UNAUDITED) (Concluded)
THE GROWTH STOCK FUND

	Number	Value
	of Shares	(000)
Medical Services & Equipment — (continued)
Biomet, Inc.	9,300	$436
Boston Scientific Corp.*	16,200	644
Cardinal Health, Inc.	4,200	184
Guidant Corp.	5,200	343
Medtronic, Inc.	15,500	804

		3,471

Metal Components & Products — 0.6%
Nucor Corp.	6,300	576

Metals & Mining — 1.3%
BHP Billiton Ltd.	4,500	47
Broken Hill Proprietry Ltd. ADR	20,800	432
Rio Tinto Plc	25,200	677

		1,156

Oil & Gas — 4.9%
Baker Hughes, Inc.	29,400	1,285
ChevronTexaco Corp.	18,000	966
Exxon Mobil Corp.	20,200	976
Schlumberger Ltd.	16,400	1,104

		4,331

Pharmaceuticals — 5.7%
Forest Laboratories, Inc.*	14,400	648
Genentech, Inc.*	4,500	236
Gilead Sciences, Inc.*	19,200	718
Johnson & Johnson	17,200	969
Pfizer, Inc.	53,400	1,634
Teva Pharmaceutical Industries Ltd. ADR	16,100	418
Wyeth	12,500	468

		5,091

Restaurants — 0.4%
Starbucks Corp.*	7,900	359

Retail — 8.7%
Best Buy Co., Inc.*	20,100	1,090
Family Dollar Stores, Inc.	16,600	450
Home Depot, Inc.	34,000	1,333
Inditex S.A.	8,000	198
Kingfisher Plc	47,300	264
Kohl’s Corp.*	7,600	366
Target Corp.	32,900	1,489
Walgreen Co.	20,100	720
Wal-Mart de Mexico SA de CV	7,800	264
Wal-Mart de Mexico SA de CV	48,700	165
Wal-Mart Stores, Inc.	27,400	1,458

		7,797

Services — Commercial — 2.3%
Accenture Ltd.*	45,100	1,220
Fiserv, Inc.*	22,700	791

		2,011

Telecommunications — 3.9%
Corning, Inc.*	49,600	550
Crown Castle International Corp.	29,200	434
Nextel Communications, Inc.*	49,600	1,182
Qualcomm, Inc.	8,600	336
Vodafone Group Plc ADR	38,800	935

		3,437

Textiles & Apparel — 0.4%
Hermes International	1,800	342

Transportation & Related Services — 1.1%
United Parcel Service, Inc.	12,900	979

TOTAL COMMON STOCKS (Cost $84,595)		87,094

SHORT-TERM INVESTMENTS — 2.5%
BlackRock Provident Institutional Funds — TempCash	799,787	800
BlackRock Provident Institutional Funds — TempFund	799,788	800
T. Rowe Price Reserve Investment Fund	603,002	603
TOTAL SHORT-TERM INVESTMENTS (Cost $2,203)		2,203

TOTAL INVESTMENTS -— 100.3% (Cost $86,798)		89,297
LIABILITIES IN EXCESS OF OTHER ASSETS -— (0.3)%		(255)

NET ASSETS APPLICABLE TO 8,008,015 SHARES OF COMMON STOCK ISSUED AND OUTSTANDING — 100.0%		$89,042

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE		$11.12

*Non-Income Producing Security

ADR — American Depository Receipt

COMMON STOCKS	% of Market	Value
COUNTRY DIVERSIFICATION	Value	(000's)
United States	95.4%	$85,172
United Kingdom	1.9%	1,704
Switzerland	1.7%	1,560
Spain	0.3%	307
Mexico	0.2%	165
France	0.4%	342
Australia	0.1%	47

	100%	$89,297

PENN SERIES FUNDS, INC.
SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2004 (UNAUDITED)
THE LARGE CAP VALUE FUND

	Number	Value
	of Shares	(000)
COMMON STOCKS — 96.4%
Agricultural Products — 1.5%
Archer-Daniels Midland Co.	42,700	$726
Monsanto Co.	28,100	1,023
Potash Corp. of Saskatchewan, Inc.	20,700	1,328

		3,078

Banking — 6.3%
Bank of America Corp.	52,840	2,289
Bank of New York Co., Inc.	69,180	2,018
Marshall & Ilsley Corp.	13,200	532
Mellon Financial Corp.	106,300	2,943
U.S. Bancorp	36,100	1,043
Wachovia Corp.	44,500	2,089
Wells Fargo & Co.	37,080	2,211

		13,125

Broadcast/Media — 3.6%
Clear Channel Communications, Inc.	69,100	2,154
Comcast Corp.*	125,600	3,507
Viacom, Inc.*	57,000	1,913

		7,574

Chemicals — 2.6%
Du Pont (E.I.) De Nemours and Co.	66,400	2,842
Praxair, Inc.	62,600	2,676

		5,518

Computer Services & Software — 3.5%
EMC Corp.*	340,000	3,924
Microsoft Corp.	106,400	2,942
VERITAS Software Corp.*	25,300	450

		7,316

Computers & Office Equipment — 3.1%
Apple Computer, Inc.*	87,000	3,371
Xerox Corp.*	224,900	3,167

		6,538

Consumer Products — 1.7%
Clorox Co.	10,600	565
Newell Rubbermaid, Inc.	53,900	1,080
NIKE, Inc.	24,900	1,962

		3,607

Cosmetics & Toiletries — 1.5%
Gillette Co.	38,900	1,624
Kimberly-Clark Corp.	23,600	1,524

		3,148

Diversified Operations — 6.5%
Eaton Corp.	48,800	3,094
General Electric Co.	128,200	4,305
Honeywell International, Inc.	19,150	687
Illinois Tool Works, Inc.	19,400	1,807
Tyco International Ltd.	109,610	3,361

		13,254

Electronic Components & Semiconductors — 1.4%
Novellus Systems, Inc.*	3,900	104
Solectron Corp.*	388,800	1,925
Teradyne, Inc.*	30,500	409
Texas Instruments, Inc.	20,800	443

		2,881

Energy Resources & Services — 1.3%
Emerson Electric Co.	23,400	1,448
Progress Energy, Inc.	29,000	1,228
Southern Co.	100	3

		2,679

Entertainment & Leisure — 2.2%
The Walt Disney Co.	201,430	4,542

Finance — 6.4%
Citigroup, Inc.	86,300	3,808
Goldman Sachs Group, Inc.	12,000	1,119
JPMorgan Chase & Co.	149,400	5,936
Merrill Lynch & Co., Inc.	51,400	2,556

		13,419

Food & Beverages — 5.3%
Coca-Cola Co.	4,900	196
Diageo Plc	10,100	509
Heinz (H.J.) Co.	33,650	1,212
Kellogg Co.	42,700	1,822
Kraft Foods, Inc.	121,300	3,848
PepsiCo, Inc.	71,100	3,459

		11,046

Instruments — Controls — 0.9%
Parker Hannifin Corp.	32,000	1,884

Insurance — 4.0%
American International Group, Inc.	57,210	3,890
CIGNA Corp.	24,900	1,734
Hartford Financial Services Group, Inc.	23,400	1,449
St. Paul Cos., Inc.	35,165	1,163

		8,236

Machinery & Heavy Equipment — 3.3%
Caterpillar, Inc.	15,100	1,215
Deere & Co.	89,000	5,745

		6,960

Medical Services & Equipment — 2.4%
Baxter International, Inc.	86,000	2,766
Cardinal Health, Inc.	46,000	2,013
Guidant Corp.	3,500	231

		5,010

Metal Components & Products — 1.5%
Alcoa, Inc.	92,400	3,104

Metals & Mining — 1.5%
Barrick Gold Corp.	12,600	265
Newmont Mining Corp.	63,000	2,868

		3,133

Oil & Gas — 8.9%
Baker Hughes, Inc.	67,400	2,947
Exxon Mobil Corp.	220,300	10,647
GlobalSantaFe Corp.	28,450	872
Noble Corp.*	26,900	1,209
Schlumberger Ltd.	42,700	2,874

		18,549

Paper & Related Products — 2.2%
International Paper Co.	114,700	4,635

Pharmaceuticals — 6.4%
Abbott Laboratories	38,100	1,614
Bristol-Myers Squibb Co.	45,200	1,070
Merck & Co., Inc.	60,500	1,997
Pfizer, Inc.	55,360	1,694
Schering-Plough Corp.	169,300	3,227
Wyeth	97,700	3,654

		13,256

PENN SERIES FUNDS, INC.
SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2004 (UNAUDITED) (Concluded)
THE LARGE CAP VALUE FUND

	Number	Value
	of Shares	(000)
Photography Equipment & Supplies — 0.2%
Eastman Kodak Co.	11,700	$377

Printing & Publishing — 1.2%
Tribune Co.	59,500	2,448

Retail — 4.8%
CVS Corp.	30,600	1,289
Federated Department Stores, Inc.*	3,200	145
Gap, Inc.	125,600	2,349
Kroger Co.*	107,300	1,665
Novartis AG ADR	67,200	3,136
Target Corp.	32,600	1,475

		10,059

Telecommunications — 7.4%
Corning, Inc.*	87,000	964
Cox Communications, Inc.	10,800	358
Motorola, Inc.	303,500	5,475
Nortel Networks Corp.	301,800	1,026
Qwest Communications International, Inc.*	189,300	630
SBC Communications, Inc.	96,820	2,512
Verizon Communications, Inc.	113,840	4,483

		15,448

Transportation & Related Services — 3.8%
Canadian National Railway Co.	42,700	2,071
CSX Corp.	43,400	1,441
Union Pacific Corp.	41,300	2,420
United Parcel Service, Inc.	27,100	2,057

		7,989

Waste Management — 1.0%
Waste Management, Inc.	73,200	2,000

TOTAL COMMON STOCKS (Cost $192,274)		200,812

SHORT-TERM INVESTMENTS — 4.2%
BlackRock Provident Institutional Funds— TempCash	4,394,523	4,394
BlackRock Provident Institutional Funds — TempFund	4,394,524	4,395
TOTAL SHORT-TERM INVESTMENTS (Cost $8,789)		8,789

TOTAL INVESTMENTS -— 100.6% (Cost $201,063)		209,601
LIABILITIES IN EXCESS OF OTHER ASSETS -— (0.6)%		(1,349)

NET ASSETS APPLICABLE TO 11,647,044 SHARES OF COMMON STOCK ISSUED AND OUTSTANDING — 100.0%		$208,252

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE		$17.88

* Non-Income Producing Security
ADR — American Depository Receipt

PENN SERIES FUNDS, INC.
SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2004 (UNAUDITED)
THE FLEXIBLY MANAGED FUND

	Number	Value
	of Shares	(000)
COMMON STOCKS — 73.6%
Aerospace & Defense — 1.5%
Lockheed Martin Corp.	217,000	$12,104

Agricultural Products — 2.3%
Agrium, Inc.	310,000	5,506
Potash Corp. of Saskatchewan, Inc.	206,000	13,219

		18,725

Banking — 0.4%
Royal Bank of Scotland Group Plc	115,000	3,321

Broadcast/Media — 2.5%
Comcast Corp.*	155,513	4,392
Meredith Corp.	157,000	8,067
Time Warner, Inc.*	509,000	8,215

		20,674

Chemicals — 3.4%
Dow Chemical Co.	85,000	3,840
Du Pont (E.I.) De Nemours and Co.	207,000	8,860
Great Lakes Chemical Corp.	213,000	5,453
Octel Corp.	453,000	9,622

		27,775

Computer Services & Software — 2.5%
Microsoft Corp.	751,000	20,765

Computers & Office Equipment — 0.7%
Hewlett-Packard Co.	291,000	5,456

Consumer Products — 4.2%
Altria Group, Inc.	252,000	11,854
Fortune Brands, Inc.	102,000	7,557
Hasbro, Inc.	152,000	2,858
Loews Corp.- Carolina Group	88,000	2,145
Newell Rubbermaid, Inc.	525,000	10,521

		34,935

Diversified Operations — 2.4%
3M Co.	50,000	3,999
Honeywell International, Inc.	179,000	6,419
Tyco International Ltd.	308,500	9,459

		19,877

Electronic Components & Semiconductors — 0.9%
Texas Instruments, Inc.	350,000	7,448

Energy Resources & Services — 6.3%
Duke Energy Corp.	567,000	12,979
FirstEnergy Corp.	284,065	11,669
NiSource, Inc.	306,000	6,429
Pinnacle West Capital Corp.	85,000	3,528
PPL Corp.	86,269	4,070
TXU Corp.	173,000	8,290
Unisource Energy Corp.	215,000	5,235

		52,200

Entertainment & Leisure — 0.4%
The Walt Disney Co.	161,000	3,631

Finance — 2.5%
Lehman Brothers Holdings, Inc.	84,000	6,696
Prudential Financial, Inc.	158,000	7,432
Charles Schwab Corp.	754,300	6,932

		21,060

Food & Beverages — 1.2%
General Mills, Inc.	227,000	10,192

Hotels & Resorts — 0.4%
Marriott International, Inc.	64,000	3,325

Insurance — 8.0%
Assurant, Inc.	215,000	5,590
Genworth Financial, Inc.*	337,000	7,852
Hartford Financial Services Group, Inc.	51,400	3,183
Loews Corp.	133,000	7,780
Marsh & McLennan Cos., Inc.	347,000	15,879
SAFECO Corp.	209,000	9,541
St. Paul Cos., Inc.	142,000	4,695
UnumProvident Corp.	187,600	2,943
White Mountains Insurance Group Ltd.	16,000	8,416

		65,879

Medical Services & Equipment — 1.8%
Baxter International, Inc.	216,000	6,947
Cardinal Health, Inc.	182,000	7,966

		14,913

Metal Components & Products — 3.0%
Alcoa, Inc.	97,000	3,258
Nucor Corp.	157,000	14,345
Phelps Dodge Corp.	80,000	7,362

		24,965

Metals & Mining — 2.7%
Newmont Mining Corp.	482,200	21,955

Oil & Gas — 7.4%
Amerada Hess Corp.	197,000	17,533
Baker Hughes, Inc.	224,000	9,793
ChevronTexaco Corp.	100,880	5,411
Devon Energy Corp.	50,995	3,621
El Paso Corp.	43,300	398
Imperial Oil Ltd.	106,000	5,481
Murphy Oil Corp.	127,000	11,020
Royal Dutch Petroleum Co. ADR	153,000	7,895

		61,152

Paper & Related Products — 1.7%
Bowater, Inc.	125,000	4,774
Longview Fibre Co.	84,000	1,281
Potlatch Corp.	177,000	8,285

		14,340

Pharmaceuticals — 4.6%
AmerisourceBergen Corp.	129,000	6,929
Bristol-Myers Squibb Co.	259,000	6,131
Merck & Co., Inc.	219,000	7,227
Schering-Plough Corp.	340,000	6,480
Wyeth	295,000	11,033

		37,800

Printing & Publishing — 2.0%
Donnelley (R.R.) & Sons Co.	46,000	1,441
New York Times Co.	104,000	4,066
Washington Post Co., Class B	11,600	10,672

		16,179

PENN SERIES FUNDS, INC.
SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2004 (UNAUDITED) (Continued)
THE FLEXIBLY MANAGED FUND

	Number	Value
	Of Shares	(000)
Retail — 2.1%
CVS Corp.	209,000	$8,805
Home Depot, Inc.	207,000	8,114
Petrie Stores Corp.	1,380,000	607

		17,526

Services — Commercial — 1.0%
ServiceMaster Co.	629,100	8,090

Telecommunications — 3.9%
Qwest Communications International, Inc.*	3,805,100	12,671
Sprint Corp.	356,000	7,166
Verizon Communications, Inc.	304,000	11,972

		31,809

Transportation & Related Services — 3.1%
Burlington Northern Santa Fe Corp.	176,000	6,743
CSX Corp.	177,000	5,876
Ryder Systems, Inc.	269,000	12,654

		25,273

Waste Management — 0.7%
Waste Management, Inc.	209,000	5,714

TOTAL COMMON STOCKS (Cost $445,834)		607,083

	Par (000)	Value (000)
CORPORATE BONDS — 14.0%
Broadcast/Media — 1.3%
AOL Time Warner, Inc.
4.558%**, 12/06/19	5,300	$3,379
Liberty Media Corp.
3.250%, 03/15/31	5,900	5,347
XM Satellite Radio Holdings, Inc.
12.000%, 06/15/10	777	909
12.166%**, 12/31/09	1,415	1,401

		11,036

Computer Services & Software — 0.5%
Red Hat, Inc.
0.500%, 01/15/24	4,405	3,876

Diversified Operations — 0.6%
Tyco International Ltd. 144A @^
2.750%, 01/15/18	2,350	3,293
3.125%, 01/15/23	1,175	1,760

		5,053

Electronic Components & Semiconductors — 0.1%
Oak Industries, Inc.
4.875%, 03/01/08	1,000	1,029

Finance — 0.4%
CapitalSource, Inc. 144A @
3.500%, 07/15/34	3,250	3,258

Food & Beverages — 0.5%
General Mills, Inc. 144A @
1.963%**, 10/28/22	5,800	4,067

Insurance — 2.1%
Loews Corp. 3.125%, 09/15/07	9,200	9,004
Radian Group, Inc. 2.250%, 01/01/22	1,700	1,704
Scottish Re Group, Ltd. 4.500%, 12/01/22	349	397
Selective Insurance Group 1.616%, 09/24/32	3,600	1,881
USF&G Corp.
4.262%**, 03/03/09	4,784	3,953

		16,939

Medical Supplies & Equipment — 0.3%
Amerisource Health Corp.
5.000%, 12/01/07	2,400	2,547

Metals & Mining — 0.8%
Teck Corp.
3.750%, 07/15/06	7,050	6,874

Paper & Related Products — 0.2%
Potlatch Corp.
10.000%, 07/15/11	1,140	1,288

Pharmaceuticals — 3.3%
Human Genome Sciences, Inc.
2.250%, 10/15/11	3,685	3,695
King Pharmaceuticals, Inc.
2.750%, 11/15/21	3,900	3,764
Roche Holdings, Inc. 144A @
3.618%**, 07/25/21	32,550	20,061

		27,518

Retail — 0.4%
Gap, Inc. 144A @^
5.750%, 03/15/09	1,875	2,288
Lowe’s Cos., Inc. 144A @^
2.500%**, 02/16/21	1,300	1,170

		3,458

Telecommunications — 3.1%
Corning, Inc.
5.632%**, 11/08/15	12,150	9,478
Crown Castle International Corp.
4.000%, 07/15/10	3,000	4,838
Lucent Technologies, Inc.
8.000%, 08/01/31	10,200	11,042

		25,356

Transportation & Related Services — 0.4%
Delta Air Lines, Inc.
8.000%, 06/03/23	1,100	323
Delta Air Lines, Inc.
2.875%, 02/18/24	8,210	2,586

		2,909

TOTAL CORPORATE BONDS (Cost $110,502)		115,208

PENN SERIES FUNDS, INC.
SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2004 (UNAUDITED) (Concluded)
THE FLEXIBLY MANAGED FUND

	Number	Value
	Of Shares	(000)
PREFERRED STOCKS — 7.6%
Automobiles & Related — 0.9%
Ford Motor Co. Capital Trust II 6.500%	150,000	$7,842

Chemicals — 1.0%
Hercules Trust II 6.500%	103,000	8,034

Consumer Products — 0.6%
Newell Financial Trust I 5.250%	121,000	5,264

Containers — 0.6%
Owens-Illinois, Inc. 4.750%	133,100	4,639

Energy Resources & Services — 0.1%
Entergy Gulf States, Inc. 7.000%	4,565	237
Southern California Edison Co. 6.050%	2,600	254

		491

Insurance — 2.5%
Genworth Financial, Inc. 6.000%	156,000	4,555
Scottish Re Group, Ltd. 5.875%	135,000	3,611
Travelers Property Casualty Corp. 4.500%	242,000	5,489
UnumProvident Corp. 8.250%	30,000	977
UnumProvident Corp. 8.250%	74,000	1,757
XL Capital Ltd. 6.500%	179,000	4,423

		20,812

Medical Services & Equipment — 0.1%
Baxter International, Inc. 7.000%	16,000	860

Oil & Gas — 1.3%
Amerada Hess Corp. 7.000%	65,000	5,189
El Paso Energy Capital Trust, Inc. 4.750%	38,200	1,326
Pacific Gas & Electric Co. 6.300%*	7,125	181
Unocal Capital Trust 6.250%	83,000	4,358

		11,052

Pharmaceuticals — 0.5%
Schering-Plough Corp. 6.000%	79,000	4,183

TOTAL PREFERRED STOCKS (Cost $57,047)		63,177

REAL ESTATE INVESTMENT TRUSTS — 0.6%
Regional Malls — 0.6%
Rouse Co. (Cost $2,070)	68,000	4,548

SHORT-TERM INVESTMENTS — 4.7%
T. Rowe Price Reserve Investment Fund (Cost $39,236)	39,235,959	39,236

TOTAL INVESTMENTS -— 100.5% (Cost $654,689)		829,252
LIABILITIES IN EXCESS OF OTHER ASSETS -— (0.5)%		(4,225)

NET ASSETS APPLICABLE TO 32,751,365 SHARES OF COMMON STOCK ISSUED AND OUTSTANDING — 100.0%		$825,027

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE		$25.19

*	Non-Income Producing Security

**	Effective Yield

@	Security restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933.

^	Illiquid Security

ADR — American Depository Receipt

PENN SERIES FUNDS, INC.
SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2004 (UNAUDITED)
THE INTERNATIONAL EQUITY FUND

	Number	Value
	of Shares	(000)
COMMON STOCKS — 99.4%
Australia — 13.1%
Insurance Australia Group Ltd.	665,100	$2,514
Macquarie Bank Ltd.	160,300	4,236
Tabcorp Holdings Ltd.	224,833	2,492
Wes farmers Ltd.	142,500	3,325
Westfield Group	272,900	3,007
Woolworths Ltd.	272,865	2,701

		18,275

Belgium — 1.5%
Colruyt NV	15,325	2,154

Brazil — 3.2%
Banco Itau Holding Financeira S.A.	21,217,000	2,349
Souza Cruz S.A.	199,600	2,163

		4,512

France — 4.8%
BNP Paribas S.A.	32,600	2,111
CNP Assurances +	34,100	2,220
M6 Metropole Television	86,800	2,324

		6,655

Germany — 3.6%
Puma AG	9,650	2,589
Rhoen-Klinikum AG	48,438	2,393

		4,982

Hong Kong — 1.3%
Esprit Holdings Ltd.*	370,500	1,881

India — 3.5%
HDFC Bank Ltd. ADR	74,800	2,540
ITC Ltd. GDR	96,500	2,377

		4,917

Ireland — 4.6%
Anglo Irish Bank Corp.	176,849	3,243
Anglo Irish Bank Corp.	171,810	3,175

		6,418

Japan — 7.0%
Daito Trust Construction Co. Ltd.	51,800	2,098
Kao Corp.	89,000	1,968
Millea Holdings, Inc.	230	2,964
Ricoh Co., Ltd.	148,000	2,788

		9,818

Korea — 6.8%
Korea Tobacco & Genseng Corp.	73,300	1,938
Lotte Chilsung Beverage Co. Ltd.	3,150	2,260
Lotte Confectionery Co. Ltd.	3,350	2,200
Pacific Corp.	16,190	3,122

		9,520

Netherlands — 1.9%
ABN Amro Holding NV	72,054	1,641
Heineken NV +	34,100	1,030

		2,671

Singapore — 1.3%
Singapore Airport Terminal Services Ltd.	1,502,500	1,791

South Africa — 1.8%
Remgro Ltd.	201,100	2,554

Spain — 8.4%
Banco Popular	50,650	2,820
Enagas	439,200	5,271
Red Electrica de Espana	200,500	3,656

		11,747

Sweden — 1.1%
Swedish Match AB	148,000	1,570

Switzerland — 4.3%
Lindt & Spruengli AG	1,723	1,984
Nestle AG	17,535	4,025

		6,009

United Kingdom — 31.2%
Barratt Developments Plc	296,600	3,036
British American Tobacco Plc	274,639	3,995
Bunzl Plc	287,178	2,162
Cadbury Schweppes Plc	234,749	1,801
Diageo Plc	410,955	5,132
Imperial Tobacco Group Plc	137,711	3,004
Johnston Press Plc	404,763	4,078
Morrison WM Supermarkets	403,900	1,407
Northern Rock Plc	404,112	5,195
Reckitt Benckiser Plc	75,682	1,855
Royal Bank of Scotland Group Plc	118,615	3,427
Signet Group Plc	1,186,759	2,459
Tesco	1,191,716	6,155

		43,706

TOTAL COMMON STOCK (Cost $109,414)		139,180

RIGHTS — 0.0%
Belgium — 0.0%
Colryut NV
(Cost $0)	15,325	20

SHORT-TERM INVESTMENTS — 0.4%
BlackRock Provident Institutional Funds — Temp Cash	257,291	257
BlackRock Provident Institutional Funds — Temp Fund	257,292	257
TOTAL SHORT-TERM INVESTMENTS (Cost $514)		514

TOTAL INVESTMENTS -— 99.8% (Cost $109,928)		139,714

SECURITIES LENDING COLLATERAL — 1.5%
Institutional Money Market Trust 1.685%, 10/01/04
(Cost $2,029)	2,029	2,029

LIABILITIES IN EXCESS OF OF OTHER ASSETS -— (1.3%)		(1,815)

PENN SERIES FUNDS, INC.
SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2004 (UNAUDITED) (Concluded)
THE INTERNATIONAL EQUITY FUND

Value
(000)
NET ASSETS APPLICABLE TO 9,322,909 SHARES OF COMMON STOCK ISSUED AND OUTSTANDING — 100.0%	$139,928

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$15.01

*	Non-Income Producing Security

ADR — American Depository Receipt

GDR — Global Depository Receipt

+ Security position is either entirely or partially on loan at September 30, 2004.

COMMON STOCKS	% of Market	Value
INDUSTRY DIVERSIFICATION	Value	(000’s)
Banking	22.1%	$30,737
Broadcast/Media	1.7%	2,324
Building & Real Estate	5.9%	8,141
Computers & Office Equipment	2.0%	2,788
Consumer Products	15.4%	21,372
Cosmetics & Toiletries	3.7%	5,090
Diversified Operations	4.2%	5,879
Energy Resources & Services	6.4%	8,927
Food & Beverages	13.2%	18,431
Healthcare	1.7%	2,393
Hotels & Gaming	1.8%	2,492
Insurance	5.5%	7,698
Printing & Publishing	2.9%	4,078
Retail	10.7%	14,876
Services-Commercial	2.8%	3,954

	100.0%	139,180

PENN SERIES FUNDS, INC.
SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2004 (UNAUDITED)
THE SMALL CAP VALUE FUND

	Number of	Value
	Shares	(000)
COMMON STOCKS — 85.8%
Advertising — 0.5%
Advo Inc.	24,277	$751

Aerospace & Defense — 1.8%
Ducommun, Inc. *	36,048	806
EDO Corp.	25,081	696
MTC Technologies, Inc.*	44,525	1,230

		2,732

Agricultural Products — 1.3%
Agrium, Inc.	110,780	1,967

Automobiles & Related — 3.6%
American Axle & Manufacturing Holdings, Inc. +	35,091	1,027
ArvinMeritor, Inc.	32,385	607
LoJack Corp.*	7,737	87
Monaco Coach Corp.	18,359	397
Tenneco Automotive, Inc.*	44,173	579
Wabash National Corp.* +	102,785	2,824

		5,521

Banking — 11.7%
Alabama National BanCorporation	19,019	1,139
Alliance Bankshares Corp.*	14,400	219
The Bancorp Bank*	38,669	787
Berkshire Hills Bancorp, Inc.	14,956	553
Brookline Bancorp, Inc.	52,549	824
Capital Corp of the West	3,291	142
Cardinal Financial Corp.*	35,185	331
Citizens Banking Corp.	50,472	1,644
Fidelity Bankshares, Inc.	27,817	1,035
First Community Bancorp	23,084	946
First Oak Brook Bancshares, Inc.	10,749	331
IndyMac Bancorp, Inc.	35,150	1,272
Interchange Financial Services Corp.	5,388	129
Irwin Financial Corp	26,264	678
IBERIABANK, Corp.	17,255	996
Main Street Banks, Inc.	25,642	785
Millenium Bankshares Corp.*	36,199	300
NetBank, Inc.	62,875	629
PFF Bancorp, Inc.	47,289	1,810
Placer Sierra Bancshares*	20,768	436
Prosperity Bancshares, Inc.*	12,100	323
Republic Bancorp, Inc.	58,770	905
Southcoast Financial Corp.*	883	22
Sterling Bancorp	12,126	328
Sun Bancorp, Inc.*	6,621	145
Texas United Bancshares, Inc.	14,322	252
United Community Banks, Inc.	23,430	569
West Coast Bancorp	6,892	144
Western Sierra Bancorp*	759	25
WSFS Financial Corp.	2,857	143

		17,842

Broadcast/Media — 0.7%
Regent Communications, Inc.*	109,597	620
Saga Communications, Inc.*	13,218	224
Tivo, Inc.* +	43,851	290

		1,134

Building & Real Estate — 0.7%
Standard Pacific Corp.	15,134	853
WCI Communities, Inc.*	12,201	284

		1,137

Building Products & Supplies — 2.9%
Beazer Homes USA, Inc. +	7,636	816
ELKCorp	20,033	556
Hughes Supply, Inc. +	43,398	1,305
Lennox International, Inc.	31,539	471
Texas Industries, Inc. +	8,757	450
Universal Forest Products, Inc.	22,851	782

		4,380

Chemicals — 3.0%
Albemarle Corp.	34,211	1,200
H.B. Fuller Co.	12,630	346
Minerals Technologies, Inc.	18,412	1,084
Penford Corp.	12,363	215
Sensient Technologies Corp.	79,500	1,720

		4,565

Computer — Internet Services & Software — 1.9%
Autobytel, Inc.*	74,774	671
Citadel Security Software, Inc.*	52,051	130
Lionbridge Technologies, Inc.*	221,366	1,902
Tumbleweed Communications Corp.*	60,482	153
Websidestory, Inc.*	11,132	103

		2,959

Computer — Network Products & Services — 0.7%
Insight Enterprises, Inc.*	19,038	321
OpNET Technologies, Inc.*	71,971	738

		1,059

Computer Services & Software — 1.8%
Hutchinson Technology, Inc.* +	44,987	1,203
NetIQ Corp.*	14,240	152
Take-Two Interactive Software, Inc.*	27,705	910
Viisage Technology, Inc.*	94,930	546
		2,811

Consumer Products — 2.2%
Fossil, Inc.*	45,431	1,406
Helen of Troy Ltd.*	20,086	547
JAKKS Pacific, Inc.*	21,197	488
Jarden Corp.*	20,443	746
RC2 Corp.*	5,861	193

		3,380

Cosmetics & Toiletries — 0.8%
Elizabeth Arden, Inc.*	59,832	1,260

Distribution Services — 0.2%
NuCo2, Inc.*	11,110	216

Diversified Operations — 1.4%
Actuant Corp.*	29,910	1,233
Harsco Corp.	18,959	851

		2,084

Education — 0.4%
ITT Educational Services, Inc.*	18,220	657

Electronic Components & Semiconductors — 2.1%
EFJ, Inc.*	54,140	363
Franklin Electric Co., Inc.	16,906	669
Methode Electronics, Inc.	24,039	307
Power Integrations, Inc.* +	47,614	973
Tessera Technologies, Inc.*	43,092	952

		3,264

PENN SERIES FUNDS, INC.
SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2004 (UNAUDITED) (Continued)
THE SMALL CAP VALUE FUND

	Number of	Value
	Shares	(000)
Energy Resources & Services — 4.7%
Atmos Energy Corp.	15,306	$386
Avista Corp.	17,995	326
Baldor Electric Co.	12,458	295
Central Vermont Public Service Corp.	6,900	139
El Paso Electric Co.*	86,326	1,387
Graftech International Ltd. +*	139,164	1,941
MGE Energy, Inc.	1,133	36
PNM Resources, Inc.	45,202	1,017
South Jersey Industries, Inc.	8,985	429
Southern Union Co.* +	33,088	678
Westar Energy, Inc.	24,164	488

		7,122

Entertainment & Leisure — 0.4%
K2, Inc.*	38,632	553

Environmental Instruments — 0.2%
TRC Cos., Inc.*	18,100	340

Finance — 5.5%
Accredited Home Lenders Holding Co.*	52,869	2,037
Affiliated Managers Group, Inc.* +	18,994	1,017
Apollo Investment Corp.*	42,838	606
BankUnited Financial Corp.*	43,892	1,279
Financial Federal Corp.*	33,828	1,268
First Niagara Financial Group, Inc.	100,038	1,339
Knight Trading Group, Inc.*	87,728	810

		8,356

Food & Beverages — 0.5%
American Italian Pasta Co. +	13,925	364
Hain Celestial Group, Inc.*	24,805	439

		803

Healthcare — 0.9%
PAREXEL International Corp.*	18,256	358
Psychiatric Solutions, Inc.*	8,423	214
Symbion, Inc.*	14,723	237
United Surgical Partners International, Inc.*	18,040	620

		1,429

Home Furnishings — Housewares — 0.4%
Oneida Ltd.* +	53,393	83
Select Comfort Corp.* +	31,489	573

		656

Hotels & Gaming — 0.7%
Argosy Gaming Co.*	27,798	1,090

Human Resources — 0.3%
Medical Staffing Network Holdings, Inc.*	76,453	469

Industrial — 0.2%
Infrasource Services, Inc.*	32,436	341

Instruments — Controls — 0.1%
Varian, Inc.*	3,532	134

Insurance — 3.8%
Donegal Group, Inc.	12,834	246
Hub International Ltd.	31,142	563
Insurance — (continued)
Navigators Group, The Inc.*	16,288	476
NYMAGIC, Inc.	13,023	285
ProAssurance Corp.* +	27,957	979
ProCentury Corp.	53,094	528
PXRE Group Ltd.	25,024	586
RLI Corp.	28,643	1,076
StanCorp Financial Group, Inc.	14,955	1,065

		5,804

Machinery & Heavy Equipment — 1.9%
Applied Industrial Technologies, Inc.*	6,326	226
Maverick Tube Corp.*	51,120	1,575
Terex Corp.* +	24,050	1,044

		2,845

Manufacturing — 0.4%
Hydril Company*	9,003	387
Lindsay Manufacturing Co.	5,893	158

		545

Medical Instruments & Devices — 0.2%
Abaxis, Inc.	10,610	138
Conceptus, Inc.*	15,637	145

		283

Medical Services & Equipment — 0.8%
NDC Health Corp. +	43,580	699
Radiologix, Inc.*	149,922	532

		1,231

Medical Supplies & Equipment — 0.5%
Candela Corp.*	18,391	212
Lifeline Systems, Inc.*	6,957	170
PSS World Medical, Inc.*	35,033	352

		734

Metal Components & Products — 2.1%
Commercial Metals Co.	50,410	2,002
Mueller Industries, Inc.	28,552	1,226

		3,228

Metals & Mining — 0.2%
Schnitzer Steel Industries, Inc.	7,472	242

Oil & Gas — 7.0%
AGL Resources, Inc.	18,525	570
Energen Corp.	9,967	514
Frontier Oil Corp	45,719	1,079
Northwest Natural Gas Co.	41,871	1,329
Parallel Petroleum Corp.*	28,430	135
Patina Oil & Gas Corp.	40,282	1,191
Petroleum Development Corp.*	7,007	307
Piedmont Natural Gas, Inc. +	7,226	318
Range Resources Corp.	179,138	3,133
WGL Holdings, Inc.	19,943	564
W-H Energy Services, Inc.*	7,853	163
Whiting Petroleum Corp.*	31,150	947
Willbros Group	19,356	289

		10,539

Paper & Related Products — 2.1%
Caraustar Industries, Inc.*	176,240	2,956
Wausau-Mosinee Paper Corp.	10,892	181

		3,137

PENN SERIES FUNDS, INC.
SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2004 (UNAUDITED) (Continued)
THE SMALL CAP VALUE FUND

	Number of	Value
	Shares	(000)
Pharmaceuticals — 1.6%
Cell Therapeutics, Inc.*	40,511	$278
Kos Pharmaceuticals, Inc.*	14,762	526
Nabi Biopharmaceuticals*	13,084	175
Neose Technologies, Inc.*	12,761	96
Renovis, Inc.*	18,398	147
Thermogenesis Corp.*	89,034	427
United Therapeutics Corp.*	20,840	728

		2,377

Printing & Publishing — 0.4%
Journal Register Co.*	33,323	630

Recreational — 0.1%
Marinemax, Inc.*	8,931	201

Restaurants — 0.7%
Buca, Inc.*	83,056	352
California Pizza Kitchen, Inc.*	25,260	552
Total Entertainment Restaurant Corp.*	24,895	217

		1,121

Retail — 4.5%
Aaron Rents, Inc.	71,802	1,562
Brookstone, Inc.	58,718	1,109
Charlotte Russe Holdings, Inc.*	29,571	339
Gymboree Corp.*	114,150	1,644
Linens ‘n Things, Inc.* +	20,565	476
School Specialty, Inc.* +	18,986	748
Sharper Image Corp.*	12,881	276
TOO, Inc.*	13,205	239
Zale Corp.*	18,889	531

		6,924

Services — Commercial — 0.5%
PRG-Schultz International, Inc.* +	132,694	762

Telecommunications — 2.6%
Cincinnati Bell, Inc.*	127,863	446
Ditech Communications Corp.*	75,448	1,689
West Corp.*	63,659	1,854

		3,989

Textiles & Apparel — 1.1%
Kellwood Co.	28,445	1,037
K-Swiss, Inc.	22,046	424
Oshkosh B’Gosh, Inc.	9,543	193
Tropical Sportswear International Corp.* +	4,185	5

		1,659

Transportation & Related Services — 2.8%
AirTran Holdings, Inc.* +	67,065	668
Heartland Express, Inc.	31,056	573
Landstar Systems, Inc.*	10,588	621
OMI Corp. +	107,103	1,716
SCS Transportation, Inc.*	38,328	726

		4,304

Waste Management — 0.5%
Waste Connections, Inc.*	23,676	750

Wholesale Distributor — 0.4%
Scansource, Inc.*	9,286	592

TOTAL COMMON STOCKS (Cost $121,935)		130,909
REAL ESTATE INVESTMENT TRUSTS — 9.9%
Apartments — 1.6%
Gables Residential Trust	11,217	383
Post Properties, Inc.	12,301	368
Summit Properties, Inc.	63,026	1,705

		2,456

Automobiles & Related — 0.7%
Capital Automotive Trust	35,587	1,113

Diversified — 1.9%
Correctional Properties Trust	40,552	1,107
Entertainment Properties Trust	18,700	707
Lexington Corporate Properties Trust	43,517	945
Mission West Properties, Inc.	9,872	102
		2,861

Finance — 1.4%
MFA Mortgage Investments, Inc.	87,087	802
RAIT Investment Trust	50,091	1,370

		2,172

Hotels & Resorts — 0.5%
Lasalle Hotel Properties	28,962	799

Local Retail — 0.3%
Acadia Realty Trust	30,922	456

Office Property — 2.4%
AmeriVest Properties, Inc.	14,703	99
BioMed Realty Trust, Inc.	25,143	442
Brandywine Realty Trust	19,980	569
Parkway Properties, Inc.	28,864	1,341
Prentiss Properties Trust	32,080	1,155
		3,606

Regional Malls — 0.9%
Agree Realty Corp.	15,929	452
Commercial Net Lease Realty, Inc.	51,382	936

		1,388

Residential Construction — 0.2%
Affordable Residential Communities	17,423	254

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $14,418)		15,105

SHORT-TERM INVESTMENTS — 4.5%
BlackRock Provident Institutional Funds — TempCash	3,415,932	3,416
RBB Sansom Street Fund Money Market Portfolio	3,415,935	3,416
TOTAL SHORT-TERM INVESTMENTS (Cost $6,832)		6,832

TOTAL INVESTMENTS -— 100.2% (Cost $143,185)		152,846
SECURITIES LENDING COLLATERAL — 8.4%
CIBC Yankee CD VAR RT 1.795%, 10/29/04	1,160	1,160
CIBC Yankee CD 1.720%, 05/25/05	564	564

PENN SERIES FUNDS, INC.
SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2004 (UNAUDITED) (Concluded)
THE SMALL CAP VALUE FUND

	Number of	Value
	Shares	(000)
Foreningssparbanken AB FRN 1.720%, 10/15/04	941	$941
Institutional Money Market Trust 1.684%, 10/01/04	8,844	8,844
Natexis Banques FRN 1.975%, 10/01/04	238	238
Societe Generale FRN 1.950%, 10/01/04	448	448
UBS TD 1.980%, 10/01/04	125	125
Victory ABCP 1.800%, 10/22/04	426	426
TOTAL SECURITIES LENDING COLLATERAL (Cost $12,746)		12,746

OTHER ASSETS IN EXCESS OF LIABILITES -— (8.6)%		(13,084)

NET ASSETS APPLICABLE TO 8,272,526 SHARES OF COMMON STOCK ISSUED AND OUTSTANDING — 100.0%		$152,508

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE		$18.44

*	Non-Income Producing Security

+	Security position is either entirely or partially on loan at September 30, 2004.

ABCP — Asset Backed Commercial Paper

CD — Certificate of Deposit

CD VAR RT — Certificate of Deposity Variable Rate

FRN — Floating Rate Note

TD — Time Deposit

PENN SERIES FUNDS, INC.
SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2004 (UNAUDITED)
THE SMALL CAP GROWTH FUND

	Number	Value
	of Shares	(000)
COMMON STOCKS — 99.8%
Aerospace & Defense — 2.1%
Argon St. Inc.	19,200	$539
Engineered Support Systems, Inc.	10,050	459
United Industrial Corporation	36,000	1,184

		2,182

Agricultural Products — 1.1%
The Andersons, Inc.	10,300	215
Terra Industries Inc.*	110,000	953

		1,168

Automobiles & Related — 0.5%
A.S.V., Inc.*	15,100	565

Banking — 3.2%
NARA Bancorp, Inc.	39,500	796
PrivateBancorp, Inc.	30,000	809
Silicon Valley Bancshares* +	21,350	794
Wintrust Financial Corp.	15,650	896

		3,295

Computer — Internet — Communications — 2.1%
J2 Global Communications, Inc.*	34,000	1,074
WebEx Communications, Inc.*	49,300	1,076

		2,150

Computer — Internet Services & Software — 5.5%
Autobytel, Inc.*	75,400	676
CNET Networks, Inc.* +	130,100	1,190
eResearch Technology, Inc.* +	100,000	1,333
Ixia*	47,825	465
Jupitermedia Corporation*	59,100	1,052
Shanda Interactive Entertainment Ltd*	40,750	978

		5,694

Computer — Network Products & Services — 6.5%
Altiris, Inc.* +	52,050	1,647
InfoSpace, Inc.* +	46,900	2,223
Magma Design Automation, Inc.*	75,150	1,133
Safenet, Inc.	18,400	485
Stratasys, Inc.	39,000	1,231

		6,719

Computer Services & Software — 4.7%
Axcelis Technologies, Inc. *	59,900	496
CoStar Group, Inc.*	18,250	898
Merge Technologies, Inc.*	57,000	984
MicroStrategy, Inc.*	20,518	843
Open Solutions, Inc.*	28,750	718
Platinum Software Corp.*	29,200	351
Tyler Corp.	55,200	488
Verint Systems, Inc.*	3,100	114

		4,892

Consumer Products — 0.6%
JAKKS Pacific, Inc.*	25,300	582

Electronic Components & Semiconductors — 8.8%
ADE Corp.*	24,900	424
AMX Corp.	90,000	1,624
Bel Fuse, Inc.	13,800	456
Diodes, Inc.	50,000	1,288
FormFactor, Inc.*	54,300	1,052
NVE Corp.* +	18,600	615
O2Micro International Ltd.*	75,000	805
Silicon Image, Inc.*	45,300	573
Tessera Technologies, Inc.*	62,700	1,386
Virage Logic Corp.*	80,000	986

		9,209

Energy Resources & Services — 1.4%
Headwaters, Inc.* +	47,950	$1,480

Entertainment & Leisure — 2.7%
K2, Inc.*	50,900	728
Penn National Gaming, Inc.*	29,150	1,178
Scientific Games Corp.*	47,600	909

		2,815

Finance — 4.8%
Accredited Home Lenders Holding Co.*	24,650	949
Boston Private Financial Holdings, Inc.	60,600	1,513
Factset Research Systems, Inc.	18,600	896
Global Payments, Inc.	21,300	1,141
Marlin Business Services, Inc.*	28,600	537

		5,036

Food & Beverages — 0.5%
Peet’s Coffee & Tea, Inc.*	22,450	525

Healthcare — 4.5%
Amedisys, Inc.	18,800	563
American Healthways, Inc.* +	37,550	1,093
Amerigroup Corp.* +	20,900	1,176
Magellan Health Services, Inc.*	7,200	263
Matria Healthcare, Inc.*	32,600	923
Sunrise Senior Living, Inc.*	17,000	597

		4,615

Human Resources — 1.2%
Hiedrick & Struggles International, Inc.* +	29,200	842
Resources Connection, Inc.	10,900	412

		1,254

Instruments — Controls — 0.6%
BEI Technologies, Inc.	24,000	658

Insurance — 1.7%
Argonaut Group, Inc.	27,400	512
ProAssurance Corp.*	11,650	408
United Fire & Casualty Co.	15,500	889

		1,809

Machinery & Heavy Equipment — 0.9%
Graco, Inc.	5,700	191
Maverick Tube Corp.* +	24,650	759

		950

Manufacturing — 5.7%
Brush Engineered Materials, Inc.*	30,000	621
Carpenter Technology Corp.	11,900	568
Guess?, Inc.*	46,900	835
Hydril Company*	25,000	1,074
Input/Output, Inc.*	80,000	825
Littlefuse, Inc.*	10,450	361
NS Group, Inc.	30,000	555
Olympic Steel Inc	13,500	255
Raven Industries, Inc.	12,000	533
Roper Industries, Inc.	5,700	328

		5,955

Medical Services & Equipment — 4.5%
American Medical Systems Holdings, Inc.*	9,000	326
Centene Corp.*	21,350	909
Closure Medical Corp.*	29,700	423
Intuitive Surgical, Inc.*	62,600	1,549
Option Care, Inc.*	31,200	483
Serologicals Corporation*	44,800	1,045

		4,735

PENN SERIES FUNDS, INC.
SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2004 (UNAUDITED) (Continued)
THE SMALL CAP GROWTH FUND

	Number	Value
	of Shares	(000)
Medical Supplies & Equipment — 1.9%
Advanced Medical Optics, Inc.*	13,450	$532
Cantel Medical Corp.	20,200	485
Palomar Medical Technologies, Inc.*	44,800	982

		1,999

Metal Components & Products — 1.0%
Oregon Steel Mills, Inc.*	28,500	474
Ryerson Tull, Inc.	31,100	534

		1,008

Metals & Mining — 2.9%
Cleveland-Cliffs Inc.*	12,000	970
Schnitzer Steel Industries, Inc.	28,000	906
Steel Dynamics, Inc.	30,650	1,184

		3,060

Oil & Gas — 5.0%
Cal Dive International, Inc.* +	12,750	454
Callon Petroleum Co.	33,800	428
Edge Petroleum Corp.	27,600	441
Holly Corp.	50,000	1,275
Petroleum Development Corp.*	18,000	789
Quicksilver Resources, Inc.*	7,650	250
Remington Oil & Gas Corp	40,600	1,066
Unit Corp.*	14,800	519

		5,222

Personal Services — 0.7%
Bright Horizons Family Solutions, Inc.*	12,850	698

Pharmaceuticals — 5.8%
Able Laboratories, Inc.*	50,450	967
Acambis Plc* +	18,000	197
Charles River Laboratories International, Inc.* +	11,500	527
Connetics Corp.	17,100	462
First Horizon Pharmaceutical	28,900	578
HealthExtras, Inc. *	31,800	443
Medicines Co.*	16,750	404
Pharmaceutical Product Development, Inc.*	20,900	752
Rigel Pharmaceuticals, Inc.*	44,550	1,127
Salix Pharmaceuticals Ltd.*	28,700	618

		6,075

Restaurants — 1.3%
P.F. Chang’s China Bistro, Inc.* +	9,700	470
RARE Hospitality International, Inc.*	32,900	877

		1,347

Retail — 4.4%
Aaron Rents, Inc.	27,300	594
Bebe Stores, Inc.*	41,925	885
Deckers Outdoor Corp.* +	33,500	1,139
First Cash Financial Services, Inc.*	44,650	894
Jos. A. Bank Clothiers, Inc.* +	23,000	637
Stein Mart Inc.	28,300	431

		4,580

Services — Commercial — 1.7%
Dawson Geophysical Co.	22,800	477
Navigant Consulting, Inc.*	59,450	1,306

		1,783

Telecommunications — 3.7%
Alvarion Ltd.*	41,100	532
Applied Signal Technology, Inc.	30,000	960
Telecommunications — (continued)
AudioCodes, Ltd.*	55,700	701
Comtech Telecommunications Corp.*	20,400	553
Ditech Communications Corp.*	50,000	1,119

		3,865

Textiles & Apparel — 2.3%
Ceradyne, Inc.*	30,000	1,317
Oxford Industries, Inc.	27,950	1,041

		2,358

Transportation & Related Services — 4.9%
Arkansas Best Corp.	14,300	524
Excel Maritime Carriers Ltd. +	4,200	177
Forward Air Corp.*	24,900	996
Greenbrier Companies, Inc.	22,000	528
Hub Group, Inc.*	30,000	1,117
Old Dominion Freight Line, Inc.*	16,550	477
UTI Worldwide, Inc.	21,650	1,273

		5,092

Wholesale Distributor — 0.6%
Navarre Corp	45,000	652

TOTAL COMMON STOCKS (Cost $89,239)		104,027

WARRANTS — 0.0%
IAC/InterActiveCorp* (Cost $6)	1,861	35

SHORT-TERM INVESTMENTS — 0.3%
BlackRock Provident Institutional Funds — TempCash	142,623	143
BlackRock Provident Institutional Funds — TempFund	142,623	143

TOTAL SHORT-TERM INVESTMENTS (Cost $286)		286

TOTAL INVESTMENTS -— 100.1% (Cost $89,531)		104,348

	Par (000)
SECURITIES LENDING COLLATERAL — 13.5%
Foreningssparbanken AB FRN 1.720%, 10/15/04	352	352
Goldman Sachs FRN 1.955%, 10/01/04	208	208
Institutional Money Market Trust 1.684%, 10/01/04	11,359	11,359
Merrill Lynch Mater Note VAR RT 2.005%, 10/01/04	154	154
Morgan Stanley FRN 1.955%, 10/01/04	428	428
Natexis Banques FRN 1.922%, 10/01/04	381	381
1.975%, 10/01/04	441	441
Societe Generale FRN 1.950%, 10/01/04	468	468
UBS TD 1.980%, 10/01/04	90	90

PENN SERIES FUNDS, INC.
SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2004 (UNAUDITED) (Concluded)
THE SMALL CAP GROWTH FUND

			Value
	Par	(000)	(000)
Victory ABCP 1.800%, 10/22/04		182	182
TOTAL SECURITIES LENDING COLLATERAL (Cost $14,063)			14,063

LIABILITIES IN EXCESS OF OTHER ASSETS -— (13.6)%			(14,178)

NET ASSETS APPLICABLE TO 6,190,879 SHARES OF COMMON STOCK ISSUED AND OUTSTANDING — 100.0%			$104,233

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE			$16.84

*	Non-Income Producing Security

+Security position is either entirely or partially on loan at September 30, 2004.

ABCP — Asset Backed Commercial Paper

FRN — Floating Rate Note

VAR RT — Variable Rate

TD — Time Deposit

PENN SERIES FUNDS, INC.
SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2004 (UNAUDITED)
THE LIMITED MATURITY BOND FUND

	Par	Value
	(000)	(000)
U.S. TREASURY OBLIGATIONS — 36.9%
U.S. Treasury Inflation Indexed Notes — 8.4%
3.375%, 01/15/07	3,000	$3,832

U.S. Treasury Notes — 28.5%
2.625%, 05/15/08	5,000	4,927
3.000%, 02/15/08	4,000	4,002
4.625%, 05/15/06	3,000	3,104
11.750%, 02/15/10	1,000	1,035

		13,068

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $16,542)		16,900

AGENCY OBLIGATIONS — 26.3%
Federal Home Loan Bank — 1.7%
1.500%, 10/01/04	800	800

Federal National Mortgage Association — 23.5%
2.625%, 10/01/07	1,000	983
3.500%, 04/01/34	1,924	1,903
4.433%, 12/01/33	5,369	5,462
5.000%**, 01/25/12 ++	3,570	181
7.000%, 12/01/32	2,082	2,208

		10,737

Government National Mortgage Association — 1.1%
6.500%, 01/15/32	96	101
6.500%, 05/15/32	281	297
6.500%, 09/15/32	77	81

		479

TOTAL AGENCY OBLIGATIONS (Cost $11,969)		12,016

COLLATERALIZED MORTGAGE OBLIGATIONS — 27.1%
Asset Securitization Corp.
7.400%, 10/13/26	923	994
Bear Stearns Commercial Mortgage Securities
6.080%, 02/15/35	1,714	1,818
Conseco Finance Securitizations Corp.
5.790%, 04/01/24	1,000	1,028
GE Capital Commercial Mortgage Corp.
5.033%, 12/10/35	160	165
6.079%, 05/15/33	789	842
Green Tree Financial Corp.
6.500%, 02/01/31	1,120	1,169
7.250%, 09/15/26	677	714
7.330%, 03/01/30	856	888
7.650%, 04/15/19	660	694
LB-UBS Commercial Mortgage Trust
5.401%, 03/15/26	987	1,019
6.058%, 06/15/20	886	947
Morgan Stanley Capital I, Inc.
5.020%, 10/15/35	1,365	1,401
PNC Mortgage Acceptance Corp.
5.910%, 03/12/34	698	740
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $12,298)		12,419

	Number	Value
	of Shares	(000)
SHORT-TERM INVESTMENTS — 9.2%
BlackRock Provident Institutional
Funds — TempFund	2,154,642	$2,155
Evergreen Prime Cash Management
Money Market Fund	2,063,864	2,063

TOTAL SHORT-TERM INVESTMENTS (Cost $4,219)		4,218

TOTAL INVESTMENTS — 99.5% (Cost $45,027)		45,553
OTHER ASSETS IN EXCESS OF LIABILITES — 0.5%		245

NET ASSETS APPLICABLE TO 4,243,055 SHARES OF COMMON STOCK ISSUED AND OUTSTANDING — 100.0%		$45,798

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE		$10.79

++	IO — Interest Only Security

**	Effective Yield

PENN SERIES FUNDS, INC.
SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2004 (UNAUDITED)
THE INDEX 500 FUND

	Number	Value
	of Shares	(000)
COMMON STOCKS — 94.8%
Advertising — 0.2%
Interpublic Group of Cos., Inc.	9,278	$98
Monster Worldwide, Inc.*	2,606	64
Omnicom Group, Inc.	4,115	301

		463

Aerospace & Defense — 1.6%
Boeing Co.	18,450	952
General Dynamics Corp.	4,394	449
Lockheed Martin Corp.	9,778	545
Northrop Grumman Corp.	7,880	420
Raytheon Co.	9,914	377
Rockwell Collins, Inc.	3,891	145
United Technologies Corp.	11,245	1,050

		3,938

Agricultural Products — 0.2%
Archer-Daniels Midland Co.	14,307	243
Monsanto Co.	5,869	214

		457

Automobiles & Related — 1.0%
AutoNation, Inc.*	5,859	100
B.F. Goodrich Co.	2,609	82
Cooper Tire & Rubber Co.	1,644	33
Dana Corp.	3,282	58
Delphi Automotive Systems Corp.	12,334	115
Ford Motor Co.	40,218	565
General Motors Corp.	12,413	527
Genuine Parts Co.	3,846	148
Goodyear Tire & Rubber Co.	3,853	41
Harley-Davidson, Inc.	6,485	385
Navistar International, Corp.*	1,534	57
PACCAR, Inc.	3,814	264
Visteon Corp.	2,847	23

		2,398

Banking — 6.2%
AmSouth Bancorp	7,774	190
Bank of America Corp.	89,405	3,874
Bank of New York Co., Inc.	17,100	499
BB&T Corp.	12,186	484
Comerica, Inc.	3,767	223
Fifth Third Bancorp	12,527	616
First Horizon National Corp.	2,714	118
Golden West Financial Corp.	3,358	372
Huntington Bancshares, Inc.	5,048	126
KeyCorp	8,941	282
M&T Bank Corp.	2,573	246
Marshall & Ilsley Corp.	4,897	197
Mellon Financial Corp.	9,319	258
National City Corp.	14,566	562
North Fork Bancorp, Inc.	3,794	169
Northern Trust Corp.	4,831	197
PNC Financial Services Group	6,206	336
Regions Financial Corp.	10,156	336
SouthTrust Corp.	7,316	305
Sovereign Bancorp, Inc.	7,544	165
SunTrust Banks, Inc.	6,215	438
U.S. Bancorp	41,306	1,194
Wachovia Corp.	28,780	1,351
Wells Fargo & Co.	37,116	2,213
Zions Bancorp	1,967	120

		14,871

Broadcast/Media — 2.4%
Clear Channel Communications, Inc.	12,968	404
Comcast Corp.*	49,121	1,387
Gannett Co., Inc.	5,849	490
McGraw-Hill Cos., Inc.	4,176	333
Meredith Corp.	1,104	57
Time Warner, Inc.*	100,501	1,622
Univision Communications, Inc.*	7,089	224
Viacom, Inc.	38,132	1,280

		5,797

Building & Real Estate — 0.1%
KB Home	1,017	86
Pulte Corp.	2,789	171

		257

Building Products & Supplies — 0.3%
American Standard Cos., Inc.*	4,701	183
Centex Corp.	2,716	137
Masco Corp.	9,523	329
Vulcan Materials Co.	2,247	114

		763

Chemicals — 1.4%
Air Products & Chemicals, Inc.	4,995	272
Ashland Oil, Inc.	1,562	88
Dow Chemical Co.	20,648	933
Du Pont (E.I.) De Nemours and Co.	21,933	939
Eastman Chemical Co.	1,711	81
Ecolab, Inc.	5,658	178
Englehard Corp.	2,733	77
Great Lakes Chemical Corp.	1,116	29
Hercules, Inc.*	2,456	35
PPG Industries, Inc.	3,775	231
Praxair, Inc.	7,142	305
Rohn & Haas Co.	4,931	212
Sigma-Aldrich Corp.	1,518	88

		3,468

Computer — Internet Services & Software — 1.1%
eBay, Inc.*	14,529	1,336
Symantec Corp.*	6,926	380
Yahoo!, Inc.*	29,905	1,014

		2,730

Computer — Network Products & Services — 1.4%
Cisco Systems, Inc.*	148,616	2,690
International Game Technology, Inc.*	7,575	272
Network Appliance, Inc.*	7,861	181
Sun Microsystems, Inc.*	73,106	295
Symbol Technologies, Inc.	5,260	66

		3,504

Computer Services & Software — 5.4%
Adobe Systems, Inc.	5,270	261
Affiliated Computer Services, Inc.*	2,812	157
Autodesk, Inc.	2,494	121
Automatic Data Processing, Inc.	12,839	531
BMC Software, Inc.*	4,903	77
Citrix Systems, Inc.*	3,717	65
Computer Associates International, Inc.	12,865	338
Computer Sciences Corp.*	4,148	195
Compuware Corp.*	8,488	44
Deluxe Corp.	1,099	45
Electronic Arts, Inc.*	6,674	307
Electronic Data Systems Corp.	11,261	218

PENN SERIES FUNDS, INC.
SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2004 (UNAUDITED)(Continued)
THE INDEX 500 FUND

	Number	Value
	of Shares	(000)
Computer Services & Software — (continued)
EMC Corp.*	52,854	$610
First Data Corp.	18,846	820
Intuit, Inc.*	4,210	191
Lexmark International, Inc.*	2,846	239
Mercury Interactive Corp.*	2,047	71
Microsoft Corp.	238,979	6,608
NCR Corp.*	2,070	103
Novell, Inc.*	8,499	54
Oracle Corp.*	113,652	1,282
Parametric Technology Corp.*	5,915	31
PeopleSoft, Inc.*	8,063	160
Siebel Systems, Inc.*	11,110	84
SunGard Data Systems, Inc.*	6,338	151
Unisys Corp.*	7,359	76
VERITAS Software Corp.*	9,513	169

		13,008

Computers & Office Equipment — 3.0%
Apple Computer, Inc.*	8,526	330
Dell, Inc.*	54,875	1,954
Gateway, Inc.*	8,191	41
Hewlett-Packard Co.	66,376	1,244
International Business Machines Corp.	36,820	3,157
Pitney Bowes, Inc.	5,080	224
Xerox Corp.*	18,443	260

		7,210

Consumer Products — 2.0%
Altria Group, Inc.	45,097	2,121
Brunswick Corp.	2,100	96
Cendant Corp.	23,203	501
Clorox Co.	4,682	250
Fortune Brands, Inc.	3,165	234
Hasbro, Inc.	3,887	73
Mattel, Inc.	9,102	165
Maytag Corp.	1,734	32
Newell Rubbermaid, Inc.	6,042	121
NIKE, Inc.	5,788	456
Pall Corp.	2,749	67
Reebok International, Ltd.	1,300	48
Reynolds American, Inc.	3,253	221
UST, Inc.	3,631	146
V.F. Corp.	2,423	120
Whirlpool Corp.	1,459	88

		4,739

Containers — 0.1%
Ball Corp.	2,469	92
Bemis Co., Inc.	2,350	62
Pactiv Corp.*	3,303	77
Sealed Air Corp.*	1,845	86

		317

Cosmetics & Toiletries — 2.4%
Alberto Culver Co.	1,993	87
Avon Products, Inc.	10,393	454
Colgate-Palmolive Co.	11,672	527
Gillette Co.	22,020	919
Kimberly-Clark Corp.	10,869	702
Procter & Gamble Co.	55,877	3,024

		5,713

Diversified Operations — 5.3%
3M Co.	17,203	1,376
Crane Co.	1,296	37
Eaton Corp.	3,329	211
Fisher Scientific International, Inc.*	2,526	147
Fluor Corp.	1,833	82
General Electric Co.	232,068	7,793
Honeywell International, Inc.	18,893	678
Illinois Tool Works, Inc.	6,643	619
International Flavors & Fragrances, Inc.	2,071	79
ITT Industries, Inc.	2,028	162
Leggett & Platt, Inc.	4,213	118
Textron, Inc.	3,046	196
Tyco International Ltd.	44,152	1,354

		12,852

Education — 0.1%
Apollo Group, Inc.*	4,239	311

Electronic Components & Semiconductors — 3.0%
Advanced Micro Devices, Inc.*	7,801	101
Agilent Technologies, Inc.*	10,673	230
Altera Corp.*	8,170	160
Analog Devices, Inc.	8,316	322
Applied Materials, Inc.*	37,326	616
Applied Micro Circuits Corp.*	6,882	22
Broadcom Corp.*	7,079	193
Intel Corp.	141,000	2,828
Jabil Circuit, Inc.*	4,416	102
KLA-Tencor Corp.*	4,316	179
Linear Technology Corp.	6,758	245
LSI Logic Corp.*	8,460	36
Maxim Integrated Products, Inc.	7,137	302
Micron Technology, Inc.*	13,440	162
Molex, Inc.	4,168	124
National Semiconductor Corp.*	7,870	122
Novellus Systems, Inc.*	3,138	83
NVIDIA Corp.*	3,660	53
PMC-Sierra, Inc.*	3,889	34
QLogic Corp.*	2,030	60
Sanmina-SCI Corp.	11,454	81
Solectron Corp.*	21,137	105
Tektronix, Inc.*	1,850	62
Teradyne, Inc.*	4,266	57
Texas Instruments, Inc.	38,048	810
Xilinx, Inc.*	7,628	206

		7,295

Energy Resources & Services — 3.0%
AES Corp.*	14,208	142
Allegheny Energy, Inc.	2,793	44
Ameren Corp.	4,270	197
American Electric Power Co., Inc.	8,696	278
American Power Conversion Corp.*	4,404	77
Calpine Corp.*	9,755	28
Centerpoint Energy, Inc.	6,759	70
Cinergy Corp.	3,969	157
CMS Energy Corp.	3,544	34
Consolidated Edison, Inc.	5,307	223
Constellation Energy Group, Inc.	3,856	154

PENN SERIES FUNDS, INC.
SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2004 (UNAUDITED)(Continued)
THE INDEX 500 FUND

	Number	Value
	of Shares	(000)
Energy Resources & Services — (continued)
Cooper Industries Ltd.	2,081	$123
Dominion Resources, Inc.	7,258	474
DTE Energy Co.	3,818	161
Duke Energy Corp.	20,612	472
Edison International*	7,161	190
Emerson Electric Co.	9,234	571
Entergy Corp.	4,987	302
Exelon Corp.	14,509	532
FirstEnergy Corp.	7,249	298
FPL Group, Inc.	4,071	278
KeySpan Corp.	3,520	138
NiSource, Inc.	5,791	122
PG&E Corp.*	8,811	268
Pinnacle West Capital Corp.	2,007	83
Power-One, Inc.*	1,842	12
PPL Corp.	4,152	196
Progress Energy, Inc.	5,424	230
Public Service Enterprise Group, Inc.	5,214	222
Southern Co.	16,225	486
Teco Energy, Inc.	4,369	59
TXU Corp.	6,523	313
Xcel Energy, Inc.	8,787	152

		7,086

Entertainment & Leisure — 0.8%
Carnival Corp.	13,914	658
Harrah’s Entertainment, Inc.	2,460	130
The Walt Disney Co.	45,159	1,018

		1,806

Fiber Optics — 0.0%
JDS Uniphase Corp.*	31,654	107

Finance — 9.1%
Ambac Financial Group, Inc.	2,383	191
American Express Co.	27,866	1,434
Bear Stearns Cos., Inc.	2,265	218
Capital One Financial Corp.	5,308	392
Charles Schwab Corp.	30,035	276
Citigroup, Inc.	113,860	5,024
Countrywide Financial Corp.	12,376	487
E*TRADE Financial Corp.*	8,204	94
Equifax, Inc.	2,994	79
Federal National Mortgage Association	21,274	1,349
Federated Investors, Inc.	2,382	68
Franklin Resources, Inc.	5,481	306
Freddie Mac	15,100	985
Goldman Sachs Group, Inc.	10,681	996
H&R Block, Inc.	3,624	179
Janus Capital Group, Inc.	5,261	72
JPMorgan Chase & Co.	78,292	3,111
Lehman Brothers Holdings, Inc.	5,963	475
MBIA, Inc.	3,148	183
MBNA Corp.	28,082	708
Merrill Lynch & Co., Inc.	20,649	1,027
Moody’s Corp.	3,253	238
Morgan Stanley	24,143	1,190
Paychex, Inc.	8,310	251
Providian Financial Corp.*	6,433	100
Prudential Financial, Inc.	11,407	537
SLM Corp.	9,582	427
State Street Corp.	7,390	316
Synovus Financial Corp.	6,800	178
T. Rowe Price Group, Inc.	2,797	142
Washington Mutual, Inc.	19,178	749

		21,782

Food & Beverages — 3.6%
Adolph Coors Co.	821	56
Anheuser-Busch Cos., Inc.	17,605	879
Brown-Forman Corp.	2,669	122
Campbell Soup Co.	9,022	237
Coca-Cola Co.	53,329	2,136
Coca-Cola Enterprises, Inc.	10,308	195
ConAgra Foods, Inc.	11,614	299
General Mills, Inc.	8,356	375
Heinz (H.J.) Co.	7,680	277
Hershey Foods Corp.	5,412	253
Kellogg Co.	9,086	388
McCormick & Co., Inc.	3,012	103
Pepsi Bottling Group, Inc.	5,590	152
PepsiCo, Inc.	37,234	1,811
Safeway, Inc.*	9,822	190
Sara Lee Corp.	17,435	398
Sysco Corp.	14,054	420
Wm. Wrigley Jr., Co.	4,940	313

		8,604

Forest Products — 0.1%
Plum Creek Timber Co.	4,029	141

Healthcare — 1.1%
HCA-The Healthcare Corp.	10,608	405
Humana, Inc.*	3,503	70
IMS Health, Inc.	5,140	123
Manor Care, Inc.	1,922	58
McKesson Corp.	6,453	166
Medco Health Solutions, Inc.*	5,980	185
Tenet Healthcare Corp.*	10,245	111
UnitedHealth Group, Inc.	14,609	1,077
WellPoint Health Networks, Inc.*	3,452	363

		2,558

Hotels & Resorts — 0.3%
Hilton Hotels Corp.	8,460	159
Marriott International, Inc.	5,030	261
Starwood Hotels & Resorts Worldwide, Inc.	4,575	212

		632

Human Resources — 0.0%
Robert Half International, Inc.	3,787	98

Instruments — Controls — 0.3%
Johnson Controls, Inc.	4,181	238
Millipore Corp.*	1,089	52
Parker Hannifin Corp.	2,625	155
PerkinElmer, Inc.	2,816	48
Thermo Electron Corp.*	3,588	97
Waters Corp.*	2,598	115

		705

PENN SERIES FUNDS, INC.
SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2004 (UNAUDITED)(Continued)
THE INDEX 500 FUND

	Number	Value
	of Shares	(000)
Insurance — 4.5%
ACE Ltd.	6,242	$250
Aetna, Inc.	3,375	337
Aflac, Inc.	11,147	437
Allstate Corp.	15,231	731
American International Group, Inc.	57,266	3,894
Anthem, Inc.*	3,068	268
Aon Corp.	6,942	200
Chubb Corp.	4,198	295
CIGNA Corp.	3,022	210
Cincinnati Financial Corp.	3,699	152
Hartford Financial Services Group, Inc.	6,444	399
Jefferson-Pilot Corp.	2,999	149
Lincoln National Corp.	3,868	182
Loews Corp.	4,077	239
Marsh & McLennan Cos., Inc.	11,443	524
MetLife, Inc.	16,487	637
MGIC Investment Corp.	2,165	144
Principal Financial Group, Inc.	6,888	248
Progressive Corp.	4,770	404
SAFECO Corp.	2,767	126
St. Paul Cos., Inc.	14,699	486
Torchmark Corp.	2,410	128
UnumProvident Corp.	6,514	102
XL Capital Ltd.	3,041	225

		10,767

Machinery & Heavy Equipment — 0.9%
Black & Decker Corp.	1,761	136
Caterpillar, Inc.	7,533	606
Cummins, Inc.	973	72
Danaher Corp.	6,775	347
Deere & Co.	5,454	352
Dover Corp.	4,469	174
Ingersoll-Rand Co.	3,809	259
Rockwell Automation, Inc.	4,051	157
Snap-On, Inc.	1,270	35
Stanley Works	1,800	77

		2,215

Medical Services & Equipment — 3.2%
Amgen, Inc.*	27,826	1,577
Bausch & Lomb, Inc.	1,169	78
Baxter International, Inc.	13,512	435
Becton, Dickinson & Co.	5,506	285
Biomet, Inc.	5,583	262
Boston Scientific Corp.*	18,510	735
C.R. Bard, Inc.	2,304	130
Cardinal Health, Inc.	9,459	414
Chiron Corp.*	4,126	182
Genzyme Corp.*	5,011	273
Guidant Corp.	6,914	457
Health Management Associates, Inc.	5,349	109
Medtronic, Inc.	26,582	1,380
Quest Diagnostics, Inc.*	2,239	198
St. Jude Medical, Inc.*	3,890	293
Stryker Corp.	8,819	424
Zimmer Holdings, Inc.*	5,386	426

		7,658

Metal Components & Products — 0.6%
Alcoa, Inc.	19,118	642
Allegheny Technologies, Inc.	2,094	38
Freeport-McMoRan Copper & Gold, Inc.*	3,891	158
Nucor Corp.	1,742	159
Phelps Dodge Corp.*	2,066	190
United States Steel Corp.	2,491	94
Worthington Industries, Inc.	1,919	41

		1,322

Metals & Mining — 0.2%
Newmont Mining Corp.	9,745	444

Office Supplies — 0.1%
Avery Dennison Corp.	2,427	160

Oil & Gas — 7.1%
Amerada Hess Corp.	2,003	178
Anadarko Petroleum Corp.	5,499	365
Apache Corp.	7,165	359
Baker Hughes, Inc.	7,335	321
BJ Services Co.*	3,549	186
Burlington Resources, Inc.	8,676	354
ChevronTexaco Corp.	46,820	2,511
ConocoPhillips	15,138	1,254
Devon Energy Corp.	5,313	377
Dynegy, Inc.	8,341	42
El Paso Corp.	14,089	129
EOG Resources, Inc.	2,590	171
Exxon Mobil Corp.	142,989	6,911
Halliburton Co.	9,704	327
Kerr-McGee Corp.	3,318	190
Kinder Morgan, Inc.	2,715	171
Marathon Oil Corp.	7,606	314
Nabors Industries Ltd.*	3,269	155
NICOR, Inc.	968	36
Noble Corp.*	2,943	132
Occidental Petroleum Corp.	8,609	482
Peoples Energy Corp.	827	34
Rowan Cos., Inc.	2,347	62
Schlumberger Ltd.	12,979	874
Sempra Energy	5,094	184
Sunoco, Inc.	1,655	122
Transocean, Inc.	7,052	252
Unocal Corp.	5,819	250
Valero Energy Corp.	2,810	225
Williams Cos., Inc.	11,481	139

		17,107

Paper & Related Products — 0.6%
Boise Cascade Corp.	1,935	64
Georgia-Pacific Corp.	5,674	204
International Paper Co.	10,688	432
Louisiana-Pacific Corp.*	2,401	62
MeadWestvaco Corp.	4,435	141
Temple-Inland, Inc.	1,224	82
Weyerhaeuser Co.	5,263	350

		1,335

Pharmaceuticals — 7.7%
Abbott Laboratories	34,313	1,453
Allergan, Inc.	2,895	210
AmerisourceBergen Corp.	2,471	133
Applera Corp. — Applied Biosystems Group	4,436	84
Biogen Idec, Inc.*	7,437	455

PENN SERIES FUNDS, INC.
SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2004 (UNAUDITED)(Continued)
THE INDEX 500 FUND

	Number	Value
	of Shares	(000)
Pharmaceuticals — (continued)
Bristol-Myers Squibb Co.	42,754	$1,012
Caremark Rx, Inc.*	10,242	328
Eli Lilly & Co.	24,849	1,492
Express Scripts, Inc.*	1,705	111
Forest Laboratories, Inc.*	8,138	366
Gilead Sciences, Inc.*	9,463	354
Hospira, Inc.	3,429	105
Johnson & Johnson	65,238	3,675
King Pharmaceuticals, Inc.*	5,309	63
MedImmune, Inc.*	5,478	130
Merck & Co., Inc.	48,766	1,609
Mylan Laboratories, Inc.	5,906	106
Pfizer, Inc.	165,964	5,078
Schering-Plough Corp.	32,362	617
Watson Pharmaceuticals, Inc.*	2,405	71
Wyeth	29,316	1,096

		18,548

Photography Equipment & Supplies — 0.1%
Eastman Kodak Co.	6,299	203

Printing & Publishing — 0.3%
Donnelley (R.R.) & Sons Co.	4,815	151
Dow Jones & Co., Inc.	1,799	73
Knight-Ridder, Inc.	1,701	111
New York Times Co.	3,227	126
Tribune Co.	6,995	288

		749

Restaurants — 0.7%
Darden Restaurants, Inc.	3,468	81
McDonald’s Corp.	27,611	774
Starbucks Corp.*	8,736	397
Wendy’s International, Inc.	2,496	84
Yum! Brands, Inc.*	6,386	260

		1,596

Retail — 6.4%
Albertson’s, Inc.	8,084	193
AutoZone, Inc.*	1,827	141
Bed Bath & Beyond, Inc.*	6,606	245
Best Buy Co., Inc.*	7,143	387
Big Lots, Inc.*	2,532	31
Circuit City Stores, Inc.	4,369	67
Coach, Inc.*	4,136	175
Costco Wholesale Corp.*	10,136	421
CVS Corp.	8,778	370
Dillard’s, Inc.	1,835	36
Dollar General Corp.	7,218	145
Family Dollar Stores, Inc.	3,698	100
Federated Department Stores, Inc.*	3,952	180
Gap, Inc.	19,864	371
Home Depot, Inc.	48,255	1,892
Jones Apparel Group, Inc.*	2,741	98
Kohl’s Corp.*	7,510	362
Kroger Co.*	16,245	252
Limited Brands	10,387	232
Liz Claiborne, Inc.	2,367	89
Lowe’s Cos., Inc.	17,136	931
May Department Stores Co.	6,405	164
Nordstrom, Inc.	3,086	118
Office Depot, Inc.*	6,885	103
Penney (J.C.) Co., Inc.	6,334	223
RadioShack Corp.	3,509	100
Sears, Roebuck & Co.	4,660	186
Sherwin-Williams Co.	3,129	138
Staples, Inc.	10,936	326
SUPERVALU, Inc.	2,988	82
Target Corp.	19,855	898
Tiffany & Co.	3,211	99
TJX Cos., Inc.	10,742	237
Toys “R” Us, Inc.*	4,703	83
Walgreen Co.	22,518	807
Wal-Mart Stores, Inc.	93,249	4,961
Winn Dixie Stores, Inc.	3,122	10

		15,253

Services — Commercial — 0.1%
Cintas Corp.	3,762	158
Convergys Corp.*	3,133	42
Fiserv, Inc.*	4,292	150

		350

Telecommunications — 5.0%
ADC Telecommunications, Inc.*	17,779	32
Alltel Corp.	6,775	372
Andrew Corp.*	3,534	43
AT&T Corp.	17,467	250
AT&T Wireless Services, Inc.*	59,995	887
Avaya, Inc.*	9,948	139
BellSouth Corp.	40,239	1,091
CenturyTel, Inc.	2,967	102
Ciena Corp.*	12,510	25
Citizens Communications Co.*	7,287	98
Comverse Technology, Inc.*	4,299	81
Corning, Inc.*	30,631	339
Lucent Technologies, Inc.*	94,721	300
Motorola, Inc.	51,928	937
Nextel Communications, Inc.*	24,475	583
Qualcomm, Inc.	35,777	1,397
Qwest Communications International, Inc.*	39,895	133
SBC Communications, Inc.	72,833	1,890
Scientific-Atlanta, Inc.	3,366	87
Sprint Corp.	31,927	643
Tellabs, Inc.*	9,148	84
Verizon Communications, Inc.	60,850	2,396

		11,909

Transportation & Related Services — 1.6%
Burlington Northern Santa Fe Corp.	8,185	314
CSX Corp.	4,721	157
Delta Air Lines, Inc.	2,760	9
FedEx Corp.	6,602	566
Norfolk Southern Corp.	8,653	257
Ryder Systems, Inc.	1,415	67
Sabre Holdings Corp.	3,016	74
Southwest Airlines Co.	17,368	237
Union Pacific Corp.	5,697	334
United Parcel Service, Inc.	24,713	1,876

		3,891

PENN SERIES FUNDS, INC.
SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2004 (UNAUDITED)(Concluded)
THE INDEX 500 FUND

	Number	Value
	of Shares	(000)
Waste Management — 0.2%
Allied Waste Industries, Inc.*	6,993	$62
Waste Management, Inc.	12,745	348

		410

Wholesale Distributor — 0.0%
Grainger (W.W.), Inc.	2,000	115

TOTAL COMMON STOCKS (Cost $269,072)		227,642

REAL ESTATE INVESTMENT TRUSTS — 0.4%
Apartments — 0.1%
Apartment Investment & Management Co.	2,080	73
Equity Residential Properties Trust	6,169	191

		264

Industrial — 0.1%
Prologis	3,996	141

Office Property — 0.1%
Equity Office Properties Trust	8,856	241

Regional Malls — 0.1%
Simon Property Group, Inc.	4,575	245

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $806)		891

RIGHTS — 0.0%
Seagate Tax Refund Rights~ (Cost $0)	4,100	0

SHORT-TERM INVESTMENTS — 4.4%
BlackRock Provident Institutional Funds — TempCash
(Cost $10,671)	10,670,793	10,671

	Par	Value
	(000)	(000)
U.S. TREASURY OBLIGATIONS — 0.3%
U.S. Treasury Bills
1.010, 10/07/2004 ^^	150	$150
1.290, 11/12/2004 ^^	375	374
1.665, 02/10/2005 ^^	35	35
1.810, 02/10/2005 ^^	115	114
TOTAL U.S. TREASURY OBLIGATIONS (Cost $673)		673

TOTAL INVESTMENTS — 99.9% (Cost $281,222)		239,877
OTHER ASSETS IN EXCESS OF LIABILITES — 0.1%		223

NET ASSETS APPLICABLE TO 30,925,896 SHARES OF COMMON STOCK ISSUED AND OUTSTANDING — 100.0%		$240,100

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE		$7.76

*	Non-Income Producing Security

^^	Market value held as collateral for the open futures contract.

~	Security valued in accordance with fair valuation procedures approved by the Board of Trustees.

PENN SERIES FUNDS, INC.
SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2004 (UNAUDITED)
THE MID CAP GROWTH FUND

	Number	Value
	of Shares	(000)
COMMON STOCKS — 100.0%
Advertising — 1.2%
Monster Worldwide, Inc.* +	31,410	$774

Banking — 3.3%
City National Corp.	4,330	281
Investors Financial Services Corp. +	12,870	581
Silicon Valley Bancshares*	8,540	317
Sovereign Bancorp, Inc.	19,610	428
UCBH Holdings, Inc.	11,360	444

		2,051

Broadcast/Media — 1.4%
Avid Technology Inc.	8,180	383
Harman International Industries, Inc.	4,780	515

		898

Building & Real Estate — 1.2%
D.R. Horton, Inc.	16,160	535
Ryland Group, Inc.	2,360	219

		754

Building Products & Supplies — 1.0%
American Standard Cos., Inc.*	15,330	596

Chemicals — 1.3%
Ashland Oil, Inc.	9,970	559
Eastman Chemical Co.	5,900	281

		840

Computer - Internet - Communications — 2.5%
Juniper Networks, Inc.* +	56,680	1,338
RSA Security Incorporation	12,730	246

		1,584

Computer - Internet Services & Software — 4.2%
CheckFree Corp.* +	19,840	549
CNET Networks, Inc.* +	68,910	631
TIBCO Software Inc.*	51,210	436
VeriSign, Inc.*	49,930	993

		2,609

Computer - Network Products & Services — 3.8%
F5 Networks Inc.* +	19,190	585
InfoSpace, Inc.* +	7,020	333
Network Appliance, Inc.*	29,460	678
Polycom, Inc.*	37,690	747

		2,343

Computer Services & Software — 7.3%
Akamai Technologies, Inc.	28,010	394
CDW Corp. +	10,370	602
Choicepoint, Inc.	14,510	619
Citrix Systems, Inc.* +	26,150	458
Cognizant Technology Solutions, Inc.*	20,220	617
Lexmark International, Inc.*	5,280	444
Research In Motion Ltd.* +	8,840	675
Sandisk Corp.*	12,470	363
Take-Two Interactive Software, Inc.*	11,400	374

		4,546

Computers & Office Equipment — 1.2%
Apple Computer, Inc.* +	19,150	742

Consumer Products — 1.5%
Brunswick Corp.	8,800	403
Clorox Co.	10,230	545

		948

Containers — 0.6%
Ball Corp.	9,500	356

Cosmetics & Toiletries — 0.7%
Nu Skin Enterprises, Inc. +	19,330	454

Diversified Operations — 1.8%
Eaton Corp.	8,040	510
Pentair, Inc.	17,420	608

		1,118

Electronic Components & Semiconductors — 6.0%
Benchmark Electronics Inc.	11,880	354
Lam Research Corp.*	33,390	731
Marvell Technology Group Ltd.* +	24,830	649
National Semiconductor Corp.* +	15,830	245
PMC-Sierra, Inc.*	53,870	475
Sanmina-SCI Corp.	44,090	311
Silicon Laboratories, Inc.*	13,680	453
Tektronix, Inc.*	15,470	514

		3,732

Energy Resources & Services — 1.0%
Peabody Energy Corp. +	7,390	440
Reliant Resources, Inc.*	21,340	199

		639

Entertainment & Leisure — 0.4%
Scientific Games Corp.*	13,590	260

Fiber Optics — 0.6%
JDS Uniphase Corp.*	111,400	375

Finance — 5.2%
Affiliated Managers Group, Inc.* +	9,645	516
Bear Stearns Cos., Inc.	3,690	355
Doral Financial Corp. +	7,420	308
E*TRADE Financial Corp.*	44,060	503
Global Payments, Inc.	12,740	682
T. Rowe Price Group, Inc.	16,790	855

		3,219

Food & Beverages — 1.4%
Constellation Brands, Inc.*	10,600	403
McCormick & Co., Inc.	12,810	440

		843

Healthcare — 1.6%
Manor Care, Inc.	10,480	314
PacifiCare Health Systems, Inc.* +	10,700	393
Cooper Compaines, Inc. +	4,670	320

		1,027

Hotels & Gaming — 3.7%
Aztar Corp.*	7,900	209
MGM Mirage	8,400	417
Station Casinos, Inc. +	15,550	763
WMS Industries, Inc.* +	15,390	395
Wynn Resorts, Ltd.*	10,590	547

		2,331

Hotels & Resorts — 3.0%
Host Marriott Corp.* +	24,540	344
Marriott International, Inc.	20,990	1,091
Starwood Hotels & Resorts Worldwide, Inc. +	9,860	458

		1,893

PENN SERIES FUNDS, INC.
SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2004 (UNAUDITED)(Continued)
THE MID CAP GROWTH FUND

	Number	Value
	of Shares	(000)
Human Resources — 0.7%
Manpower, Inc.	10,140	$451

Instruments — Controls — 1.0%
Waters Corp.*	13,560	598

Insurance — 2.2%
Anthem, Inc.* +	10,860	948
MGIC Investment Corp. +	6,330	421

		1,369

Machinery & Heavy Equipment — 1.7%
Rockwell Automation, Inc.	11,550	447
Zebra Technologies Corp.- Class A*	9,530	581

		1,028

Medical Services & Equipment — 7.6%
Bausch & Lomb, Inc.	7,510	499
Biomet, Inc. +	12,030	564
C.R. Bard, Inc.	17,850	1,011
Fisher Scientific International, Inc.*	16,820	981
Henry Schein, Inc.*	8,050	502
Inamed Corp.*	14,720	702
Laboratory Corp. of America Holdings* +	10,350	452

		4,711

Medical Supplies & Equipment — 2.8%
Gen-Probe, Inc.* +	19,400	773
Patterson Companies Inc*	6,140	470
Sepracor, Inc.*	10,090	492

		1,735

Metal Components & Products — 1.6%
Allegheny Technologies, Inc. +	25,080	458
Phelps Dodge Corp.* +	5,960	548

		1,006

Oil & Gas — 3.7%
Baker Hughes, Inc.	13,850	606
Range Resources Corp.	23,410	409
Smith International, Inc.* +	7,500	455
Western Gas Resources, Inc.	7,610	218
XTO Energy, Inc.	18,585	604

		2,292

Pharmaceuticals — 4.7%
Charles River Laboratories International, Inc.* +	13,990	641
Elan Corp. Plc ADR	19,080	446
IVAX Corp.* +	17,062	327
MGI Pharma, Inc.	15,590	416
Neurocrine Biosciences, Inc.*	10,040	473
OSI Pharmaceuticals, Inc. +	10,640	654

		2,957

Photography Equipment & Supplies — 0.4%
Cymer, Inc.*	9,210	264

Restaurants — 2.4%
P.F. Chang’s China Bistro, Inc.* +	7,930	385
Ruby Tuesday, Inc.	11,870	331
Yum! Brands, Inc.*	18,610	756

		1,472

Retail — 7.4%
Abercrombie & Fitch Co.* +	9,600	302
American Eagle Outfitters, Inc.* +	10,150	374
Bed Bath & Beyond, Inc.* +	22,110	821
Chico’s FAS, Inc.* +	17,910	613
Coach, Inc.* +	19,350	821
Urban Outfitters, Inc.*	11,730	403
Whole Foods Market, Inc. +	5,270	452
Williams-Sonoma, Inc.* +	21,180	795

		4,581

Services — Commercial — 1.6%
Alliance Data Systems Corp.* +	12,980	526
Fiserv, Inc.*	14,150	493

		1,019

Storage — 0.6%
Iron Mountain, Inc.* +	10,140	343

Telecommunications — 3.5%
Avaya, Inc.* +	32,890	458
Comverse Technology, Inc.*	31,220	588
NII Holdings, Inc. +	9,970	411
Western Wireless Corp. +	27,960	719

		2,176

Transportation & Related Services — 2.2%
Expeditors International of Washington, Inc. +	7,630	394
Southwest Airlines Co.	43,230	589
Teekay Shipping Corp. +	8,380	361

		1,344

TOTAL COMMON STOCKS (Cost $56,891)		62,278

SHORT-TERM INVESTMENTS — 0.1%
BlackRock Provident Institutional Funds — TempCash
(Cost $47)	46,848	46

TOTAL INVESTMENTS -— 100.1% (Cost $56,938)		62,324

	Par	Value
	(000)	(000)
SECURITIES LENDING COLLATERAL — 37.3%
Banco Santander CD
1.671%, 10/07/04	428	$428
CIBC Yankee CD VAR RT
1.795%, 10/29/04	1,511	1,511
CIBC Yankee CD
1.720%, 05/25/05	501	501
Foreningssparbanken AB FRN
1.720%, 10/15/04	2,339	2,339
EuroHypo CD
1.800%, 10/22/04	856	856
Goldman Sachs FRN
1.955%, 10/01/04	698	698
Institutional Money Market Trust
1.684%, 10/01/04	7,694	7,694
Merrill Lynch Mater Note VAR RT
2.005%, 10/01/04	2,395	2,395
2.005%, 10/01/04	357	357
Morgan Stanley FRN
1.955%, 10/01/04	172	172
Natexis Banques FRN
1.975%, 10/01/04	420	420

PENN SERIES FUNDS, INC.
SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2004 (UNAUDITED)(Concluded)
THE MID CAP GROWTH FUND

	Par	Value
	(000)	(000)
Societe Generale FRN
1.950%, 10/01/04	1,587	$1,587
UBS TD
1.980%, 10/01/04	886	886
Victory ABCP
1.800%, 10/22/04	1,610	1,610
West LB AG FRN
1.697%, 10/12/04	1,309	1,309
West LB AG Yankee CD
1.500%, 01/10/05	454	454
TOTAL SECURITIES LENDING COLLATERAL (Cost $23,217)		23,217

LIABILITIES IN EXCESS OF OTHER ASSETS — (37.4)%		(23,294)

NET ASSETS APPLICABLE TO 10,268,848 SHARES OF COMMON STOCK ISSUED AND OUTSTANDING — 100.0%		$62,247

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE		$6.06

* Non-Income Producing Security

+ Security position is either entirely or partially on loan at September 30, 2004.

ADR — American Depository Receipt

ABCP — Asset Backed Commercial Paper

CD — Certificate of Deposit

CD VAR RT — Certificate of Deposit Variable Rate

FRN — Floating Rate Note

TD — Time Deposit

VAR RT — Variable Rate

PENN SERIES FUNDS, INC.
SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2004 (UNAUDITED)
THE MID CAP VALUE FUND

	Number	Value
	of Shares	(000)
COMMON STOCKS — 97.7%
Automobiles & Related — 6.4%
Advance Auto Parts, Inc.	25,000	$860
AutoNation, Inc.* +	38,800	663
BorgWarner, Inc.	47,400	2,052
Lear Corp. +	39,600	2,156

		5,731

Banking — 4.0%
First Horizon National Corp.	48,000	2,081
North Fork Bancorp, Inc. +	28,600	1,271
TCF Financial Corp.	5,600	170

		3,522

Computer Services & Software — 2.3%
Computer Associates International, Inc. +	78,100	2,054

Computers & Office Equipment — 2.5%
Western Digital Corp.*	251,700	2,212

Consumer Products — 6.4%
Reebok International, Ltd.	58,300	2,141
V.F. Corp.	27,700	1,370
Whirlpool Corp.	36,700	2,205

		5,716

Finance — 14.3%
Ambac Financial Group, Inc.	27,800	2,223
Arch Capital Group Ltd.*	35,100	1,367
Bear Stearns Cos., Inc. +	24,700	2,375
CIT Group, Inc.	48,100	1,798
GreenPoint Financial Corp.	32,050	1,483
IndyMac Bancorp, Inc.	59,600	2,158
Waddell & Reed Financial, Inc.	56,400	1,241

		12,645

Food & Beverages — 4.8%
Constellation Brands, Inc.*	54,900	2,090
Del Monte Foods Co.	58,100	609
Fresh Del Monte Produce, Inc. +	64,000	1,594

		4,293

Healthcare — 9.9%
Coventry Health Care, Inc.* +	41,200	2,199
NBTY Inc.*	60,400	1,302
Triad Hospitals, Inc.*	67,400	2,321
UnitedHealth Group, Inc.	3,117	230
Universal Health Services, Inc.	28,500	1,240
Wellchoice, Inc.*	40,000	1,493

		8,785

Human Resources — 2.3%
Manpower, Inc.	45,600	2,029

Instruments — Controls — 2.1%
Johnson Controls, Inc.	33,400	1,897

Insurance — 11.9%
Anthem, Inc.* +	24,400	2,129
Endurance Specialty Holdings Ltd.	13,500	434
PartnerRe Ltd.	31,000	1,695
PMI Group The, Inc.	51,400	2,086
Radian Group, Inc.	47,100	2,177
RenaissanceRe Holdings Ltd.	40,200	2,074

		10,595

Machinery & Heavy Equipment — 5.6%
Black & Decker Corp. +	22,800	1,766
Ingersoll-Rand Co.	13,600	924
SPX Corp.* +	64,600	2,287

		4,977

Medical Services & Equipment — 1.2%
DaVita, Inc.*	35,500	1,106

Oil & Gas — 8.4%
Patina Oil & Gas Corp.	49,300	1,458
Pioneer Natural Resources Co.* +	51,400	1,772
Sunoco, Inc.	27,600	2,042
XTO Energy, Inc.	67,307	2,186

		7,458

Pharmaceuticals — 2.2%
Omnicare, Inc.	67,800	1,923

Restaurants — 2.0%
Darden Restaurants, Inc.	76,500	1,784

Retail — 8.7%
AutoZone, Inc.* +	27,200	2,101
Foot Locker, Inc.	90,600	2,147
Liz Claiborne, Inc.	39,400	1,486
Pier 1 Imports, Inc.	113,300	2,049

		7,783

Textiles & Apparel — 1.9%
Mohawk Industries, Inc.* +	21,400	1,699

Transportation & Related Services — 0.8%
Canadian National Railway Co.	14,750	715

TOTAL COMMON STOCKS (Cost $76,761)		86,924

SHORT-TERM INVESTMENTS — 2.2%
BlackRock Provident Institutional Funds — Fed Fund	813,631	814
BlackRock Provident Institutional Funds — TempFund	1,165,764	1,166
TOTAL SHORT-TERM INVESTMENTS (Cost $1,980)		1,980

TOTAL INVESTMENTS — 99.9% (Cost $78,741)		88,904

	Par	Value
	(000)	(000)
SECURITIES LENDING COLLATERAL — 21.1%
Banco Santander CD
1.800%, 10/25/04	444	$444
Banco Santander CD VAR RT
1.671%, 10/07/04	1,018	1,018
Concord MTEMEN ABCP
1.660%, 10/05/04	2,205	2,205
Institutional Money Market Trust
1.684%, 10/01/04	8,026	8,026
Merrill Lynch Mater Note VAR RT
2.005%, 10/01/04	658	658

PENN SERIES FUNDS, INC.
SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2004 (UNAUDITED)(Concluded)
THE MID CAP VALUE FUND

	Par	Value
	(000)	(000)
Natexis Banques FRN
1.922%, 10/01/04	1,380	$1,380
1.975%, 10/01/04	1,987	1,987
Societe Generale FRN
1.950%, 10/01/04	2,369	2,369
UBS TD
1.980%, 10/01/04	684	684
Victory ABCP
1.800%, 10/22/04	52	52
TOTAL SECURITIES LENDING COLLATERAL (Cost $18,823)		18,823

LIABILITIES IN EXCESS OF OTHER ASSETS -— (21.0)%		(18,709)

NET ASSETS APPLICABLE TO 6,359,332 SHARES OF COMMON STOCK ISSUED AND OUTSTANDING — 100.0%		$89,018

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE		$14.00

* Non-Income Producing Security

+ Security position is either entirely or partially on loan at September 30, 2004.

ABCP — Asset Backed Commercial Paper

CD — Certificate of Deposit

CD VAR RT — Certificate of Deposit Variable Rate

FRN — Floating Rate Note

TD — Time Deposit

VAR RT — Variable Rate

PENN SERIES FUNDS, INC.
SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2004 (UNAUDITED)
THE LARGE CAP GROWTH FUND

	Number	Value
	of Shares	(000)
COMMON STOCKS — 95.7%
Advertising — 2.7%
Omnicom Group, Inc.	7,800	$570

Automobiles & Related — 3.8%
Harley-Davidson, Inc.	13,300	791

Banking — 2.6%
Fifth Third Bancorp	10,863	535

Chemicals — 5.4%
Ecolab, Inc.	17,500	550
Praxair, Inc.	13,500	577

		1,127

Computer — Network Products & Services — 3.0%
Cisco Systems, Inc.*	35,000	633

Computer Services & Software — 5.7%
Microsoft Corp.	23,600	653
Oracle Corp.*	47,500	535

		1,188

Computers & Office Equipment — 3.2%
Dell, Inc.*	18,600	662

Diversified Operations — 5.0%
General Electric Co.	9,300	312
Illinois Tool Works, Inc.	7,800	727

		1,039

Electronic Components & Semiconductors — 6.1%
Intel Corp.	32,000	642
Texas Instruments, Inc.	29,700	632

		1,274

Finance — 10.8%
Charles Schwab Corp.	22,000	202
Countrywide Financial Corp.	2	0
H&R Block, Inc.	7,300	361
MBNA Corp.	29,800	751
SLM Corp.	15,300	682
State Street Corp.	6,200	265

		2,261

Food & Beverages — 2.3%
Sysco Corp.	16,400	491

Instruments — Controls — 2.6%
Johnson Controls, Inc.	9,600	545

Insurance — 6.0%
Aflac, Inc.	14,600	572
American International Group, Inc.	9,900	673

		1,245

Machinery & Heavy Equipment — 3.2%
Dover Corp.	17,400	676

Medical Services & Equipment — 8.7%
Cardinal Health, Inc.	17,700	775
Medtronic, Inc.	14,000	727
Zimmer Holdings, Inc.*	3,900	308

		1,810

Pharmaceuticals — 3.2%
Pfizer, Inc.	21,960	672

Restaurants — 3.1%
Starbucks Corp.*	14,500	659

Retail — 9.5%
Home Depot, Inc.	9,000	353
Kohl’s Corp.*	14,500	699
TJX Cos., Inc.	22,400	494
Walgreen Co.	12,100	433

		1,979

Services — Commercial — 3.1%
Cintas Corp.	15,600	656

Telecommunications — 3.2%
Qualcomm, Inc.	17,000	664

Transportation & Related Services — 2.5%
Southwest Airlines Co.	38,300	522

TOTAL COMMON STOCKS (Cost $19,920)		19,999

SHORT-TERM INVESTMENTS — 1.8%
BlackRock Provident Institutional Funds — TempCash	184,872	185
BlackRock Provident Institutional Funds — TempFund	184,882	185
TOTAL SHORT-TERM INVESTMENTS (Cost $370)		370

TOTAL INVESTMENTS -— 97.5% (Cost $20,290)		20,369
OTHER ASSETS IN EXCESS OF LIABILITES -— 2.5%		514

NET ASSETS APPLICABLE TO 2,004,827 SHARES OF COMMON STOCK ISSUED AND OUTSTANDING — 100.0%		$20,883

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE		$10.42

*	Non-Income Producing Security

PENN SERIES FUNDS, INC.
SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2004 (UNAUDITED)
THE STRATEGIC VALUE FUND

	Number	Value
	of Shares	(000)
COMMON STOCKS — 93.5%
Advertising — 1.0%
Interpublic Group of Cos., Inc.*	22,500	$238

Agricultural Products — 8.0%
Archer-Daniels Midland Co.	26,100	443
IMC Global, Inc.	28,900	503
Monsanto Co.	15,800	575
Potash Corp. of Saskatchewan, Inc.	6,900	443

		1,964

Automobiles & Related — 4.3%
Dana Corp.	27,400	485
Genuine Parts Co.	14,900	572

		1,057

Chemicals — 3.8%
Crompton Corp.	31,200	296
Eastman Chemical Co.	13,400	637

		933

Computer — Internet Services & Software — 1.3%
McAfee Inc.*	15,800	318

Computer Services & Software — 3.2%
Cadence Design Systems, Inc.*	19,700	257
Computer Sciences Corp.*	6,200	292
Sybase, Inc.*	17,500	241

		790

Consumer Products — 2.1%
American Greetings Corp.*	7,900	198
Newell Rubbermaid, Inc.	11,900	238
Tupperware Corp.	4,800	82

		518

Containers — 4.1%
Ball Corp.	12,900	483
Pactiv Corp.*	22,600	525

		1,008

Diversified Operations — 1.5%
Leggett & Platt, Inc.	13,000	365

Energy Resources & Services — 8.6%
Ameren Corp.	10,400	480
CMS Energy Corp.*	30,400	289
Hubbell, Inc.	10,600	475
NiSource, Inc.	18,500	389
Northeast Utilities, Inc.	18,800	365
Puget Energy, Inc.	5,200	118

		2,116

Entertainment & Leisure — 0.2%
Metro-Goldwyn-Mayer, Inc.*	4,700	54

Finance — 0.4%
MBIA, Inc.	1,600	93

Food & Beverages — 1.6%
Dean Foods Co.*	8,000	240
Safeway, Inc.*	7,900	153

		393

Hotels & Resorts — 1.5%
Host Marriott Corp.*	25,400	356

Insurance — 12.9%
Aetna, Inc.	5,500	$550
Conseco, Inc.*	13,700	242
Everest Re Group Ltd.	5,600	416
Lincoln National Corp.	2,800	132
PartnerRe Ltd.	7,500	410
PMI Group The, Inc.	8,600	349
SAFECO Corp.	13,000	593
Transatlantic Holdings, Inc.	675	37
XL Capital Ltd.	5,800	429

		3,158

Machinery & Heavy Equipment — 3.6%
CNH Global N.V.	8,340	164
Cummins, Inc.	4,900	362
Snap-On, Inc.	12,600	347

		873

Medical Services & Equipment — 1.8%
Bausch & Lomb, Inc.	6,800	452

Metal Components & Products — 1.8%
Timken Co.	17,900	441

Oil & Gas — 8.7%
EOG Resources, Inc.	7,600	500
GlobalSantaFe Corp.	13,500	414
Halliburton Co.	17,800	600
Pride International, Inc.*	22,600	447
Southwest Gas Corp.	7,600	182

		2,143

Paper & Related Products — 4.8%
Boise Cascade Corp.	4,500	150
Georgia-Pacific Corp.	15,276	549
MeadWestvaco Corp.	14,900	475

		1,174

Pharmaceuticals — 3.9%
Caremark Rx, Inc.*	11,900	382
King Pharmaceuticals, Inc.*	27,600	330
Mylan Laboratories, Inc.	14,300	257

		969

Printing & Publishing — 2.7%
Donnelley (R.R.) & Sons Co.	15,952	500
R.H. Donnelley Corp.	3,500	173

		673

Restaurants — 0.4%
Yum! Brands, Inc.*	2,500	102

Retail — 7.4%
Albertson’s, Inc.	5,400	129
Federated Department Stores, Inc.	3,100	141
Foot Locker, Inc.	20,600	488
Limited Brands, Inc.	7,700	172
May Department Stores Co.	9,500	244
Office Depot, Inc.*	1,000	15
Payless ShoeSource, Inc.*	11,200	113
Penney (J.C.) Co., Inc.	5,700	201
SUPERVALU, Inc.	3,000	83
Tommy Hilfiger Corp.*	22,500	222

		1,808

PENN SERIES FUNDS, INC.
SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2004 (UNAUDITED) (Concluded)
THE STRATEGIC VALUE FUND

	Number	Value
	of Shares	(000)
Telecommunications — 1.8%
Avaya, Inc.*	17,600	$245
CenturyTel, Inc.	6,100	209

		454

Transportation & Related Services — 0.2%
USF Corp.	1,100	39

Wholesale Distributor — 1.9%
Grainger (W.W.), Inc.	8,100	467

TOTAL COMMON STOCKS (Cost $19,486)		22,956

REAL ESTATE INVESTMENT TRUSTS — 1.5%
Healthcare — 1.5%
Health Care Property Investors, Inc.	2,800	73
Healthcare Realty Trust, Inc.	7,500	293

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $295)		366

SHORT-TERM INVESTMENTS — 5.4%
BlackRock Provident Institutional
Funds — TempCash	588,491	588
BlackRock Provident Institutional
Funds — TempFund	724,953	725

TOTAL SHORT-TERM INVESTMENTS (Cost $1,313)		1,313

TOTAL INVESTMENTS -— 100.4% (Cost $21,094)		24,635
OTHER ASSETS IN EXCESS OF LIABILITES -— (0.4)%		(93)

NET ASSETS APPLICABLE TO 2,115,191 SHARES OF COMMON STOCK ISSUED AND OUTSTANDING — 100.0%		$24,542

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE		$11.60

*	Non-Income Producing Security

PENN SERIES FUNDS, INC.
SCHEDULE OF INVESTMENTS — SEPTEMBER 30, 2004 (UNAUDITED)
THE REIT FUND

	Number	Value
	of Shares	(000)
REAL ESTATE INVESTMENT TRUSTS (REITS) — 97.0%
Apartments — 14.3%
BRE Properties, Inc.	28,000	$1,074
Equity Residential Properties Trust	28,000	868
Home Properties, Inc.	13,100	518
Summit Properties, Inc.	14,800	400
United Dominion Realty Trust, Inc.	20,100	399

		3,259

Automobiles & Related — 1.6%
Capital Automotive Trust	11,500	360

Diversified — 12.1%
Colonial Properties Trust	7,600	306
Duke Realty Corp.	19,600	651
Lexington Corporate Properties Trust	15,600	339
Vornado Realty Trust	18,000	1,128
Weingarten Realty Investors	10,100	333

		2,757

Hotels & Gaming — 0.7%
Strategic Hotel Capital, Inc.	12,300	166

Hotels & Resorts — 10.9%
Host Marriott Corp.*	60,500	849
Innkeepers USA Trust	9,900	123
Lasalle Hotel Properties	16,652	459
Starwood Hotels & Resorts Worldwide, Inc.	22,700	1,054

		2,485

Industrial — 2.9%
Prologis	18,900	666

Local Retail — 7.8%
Developers Diversified Realty Corp.	18,200	712
Pan Pacific Retail Properties, Inc.	15,464	837
Realty Income Corp.	5,100	230

		1,779

Office Property — 18.0%
Alexandria Real Estate Equities Inc.	7,000	460
Arden Realty, Inc.	10,600	345
Boston Properties, Inc.	15,200	842
Brandywine Realty Trust	7,300	208
Brookfield Properties Corp.	20,000	645
Government Properties Trust, Inc.	23,000	219
Liberty Property Trust	11,100	442
Mack-Cali Realty Corp.	10,700	474
SL Green Realty Corp.	8,400	435

		4,070

Regional Malls — 15.1%
CBL & Associates Properties, Inc.	7,300	445
Rouse Co.	21,800	1,458
Simon Property Group, Inc.	22,100	1,185
Tanger Factory Outlet Centers, Inc.	7,000	313

		3,401

Residential Construction — 2.1%
Avalonbay Communities, Inc.	8,100	488

Retail — 7.2%
PS Business Parks, Inc.	18,100	721
Regency Centers Corp.	19,900	925

		1,646

Storage — 4.3%
Extra Space Storage, Inc.	25,300	323
Public Storage, Inc.	13,215	655

		978

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $19,006)		22,055

SHORT-TERM INVESTMENTS — 2.8%
BlackRock Provident Institutional
Funds -TempCash	314,845	315
BlackRock Provident Institutional
Funds -TempFund	314,842	315

TOTAL SHORT-TERM INVESTMENTS (Cost $630)		630

TOTAL INVESTMENTS -— 99.8% (Cost $19,636)		22,685
OTHER ASSETS IN EXCESS OF LIABILITIES -— 0.2%		43

NET ASSETS APPLICABLE TO 1,693,826 SHARES OF COMMON STOCK ISSUED AND OUTSTANDING — 100.0%		$22,728

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE		$13.42

*	Non-Income Producing Security

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Penn Series Funds, Inc.

By (Signature and Title)*	/s/ Peter M. Sherman

Peter M. Sherman, President
(principal executive officer)

Date November 9, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Peter M. Sherman

Peter M. Sherman, President
(principal executive officer)

Date November 9, 2004

By (Signature and Title)*	/s/ J. Clay Luby

J. Clay Luby, Controller
(principal financial officer)

Date November 9, 2004

*	Print the name and title of each signing officer under his or her signature.